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January 23, 2006

JEFFREY RIEDLER
ASSISTANT DIRECTOR
UNITED STATES SECURITY AND EXCHANGE COMMISSION
WASHINGTON, D.C., 20549

RE:
      RESPONSE TO COMMENT LETTER OF JANUARY 6TH ,2006
      SB-2 FILED ON AUGUST 4TH,2005.
      SB-2 AMENDMENT 1 FILED AUGUST 19TH, 2005
      SB-2 AMENDMENT 2 FILED DECEMBER 8TH, 2005
      FILE NO. 333-127170

ITEM 1. Forward looking statements have been deleted from all our website, and news releases information.

ITEM 2. With respect to the proposed acquisition of Connect Education Systems Inc., our due diligence on Connect Education Systems Inc. has indicated that the EducationOnTime educational software has not yet been fully translated to English. This should be completed by no earlier then July 2006, and at that time, NITAR will re-commence our due diligence. Connect Education Systems Inc. owns the software EducationOnTime which is a system that implements, develops and supervises Educational Technology projects in Elementary, Middle and High Schools. For more information refer to ww.educationontime.com. The LOI agreement with Connect Education Systems Inc. has been filed as an exhibit to this filing.

ITEM 3, Paragraphs 5 and 6 on page 3 has been changed to reflect that Cornell Capital Partners, L.P., Monitor Capital Inc,, and Yorkville Advisors LLC., are underwriters.

ITEM 4. Paragraph 6 on page 3 was changed to reflect that this offering will terminate 24 months after the accompanying registration statement is declared effective by the Securities and Exchange Commission. We added paragraph 7 on page 3 indicating should significant changes occur at any time during the offering period, we will file a Post-Effective Amendment to this registration statement, and if such post-effective amendment does not go effective immediately, all selling activities will be suspended until such time as said post-effective amendment becomes effective. All persons to whom the prospectus has been sent will be furnished with a copy of the Post-Effective Amendment These sentences have also been added as sub-paragraph (iv) under `Item 28:
Undertakings'

ITEM 5, We added the risk "We have no analyst coverage of our securities" the second to last paragraph on page 5.

ITEM 6 and 7. The first and second risk on Risk Factors Related To Our Business (page 5) has been changed to better explain the risk related to System Consulting. In the past our core business has been System Consulting we did not have difficulties in maintaining our project managers up-to-date in new technologies and trends

ITEM 8 and 9. The risk on page 5 related to DynamicHub has been changed to reflect our competitors and to explain what the license fee is.

ITEM 10. to further clarify the obstacle regarding choozmail 2 new risk where added related to achieving the desired sales of choozmail, the last one on page 5 and the first, second one on page 6.

ITEM 11. Please refer to the first risk on page 6 regarding the marketing of choozmail. The risk regarding lack of profitability has been changed. Second risk on page 6.




NITAR Tech. Corp.                                              www.nitartech.com
3950 Worthview Pl                                             info@nitartech.com
Mississauga, Ont. L5N 6S7                                     Tel.  905 824 5306


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ITEM 12. Please refer to the fourth risk because we are currently operating at a break even cash flow, an investor cannot determine if we will ever become profitable on page 6. The net operating results for Nitar Tech Corp. for 2005 was a net loss of $105,790; in 2004 - a net gain of $38,811 was achieved. For the three months ended October 31, 2005, the net loss was $36,559, and the net loss for the three months ended October 31, 2004 was $31,359.

ITEM 13. Please refer to the last risk Nitar does not presently have the funds to mass market and promote choozmail on page 5.

ITEM 14. Please refer the fifth risk on page 6 Our current funds are limited.

ITEM 15. Please refer the eighth risk Nitar will no longer pursue the patent for choozmail Technology are limited on page 6.

ITEM 16 and 17. Please refer to the risk "If the selling stockholders intend to sell their shares of common stock in the market this could cause our stock price to decline" on the 4th paragraph on page 7, we explained what Rule 144 regulations and restriction are. We also included the number of shares of officers, directors and significant shareholders.

ITEM 18. We removed the risk "Insiders own a significant portion of our common stock, which could limit our stockholders' ability to influence the outcome of key transactions" on page 7 of the previous SB2, since that risk was repetitive with the existing one.

ITEM 19. Please refer to the risk Nitar shares are considered "Penny Stock" the last paragraph on page 7. We did a brief description of "Penny Stock" and its requirements.

ITEM 20 and 21. We removed the risk "There are certain specific risks related to sales by Cornell Capital Partners, LP" on page 7 of the previous SB2 since that risk was repetitive with existing one.

ITEM 22, 23 and 24. System Consulting agreements have always been verbal and represents approximately 76% and 4o% of our total revenue for the years ending 2005 and 2004. These are our primary current and past clients of our System Consulting; Degama Systems, Amberdon Consulting, Budget Rent-a-Car, Park and fly, Laird Technologies, Progress Corporation and Industrial Consulting. Currently two of NITAR's project managers are assigned to system Consulting. Please refer to changes made to System Consulting on page 8 an 9.

ITEM 25 and 26. All DynamicHub modules are ready-to-use. Clients are responsible for the customization; upload and maintain there individual content (images, links and text). DynamicHub represents approximately 24% and 60% of our total revenue for the years ending 2005 and 2004. Please refer to INTERNET- BASED Administration Product - DynamicHub on page 9.

ITEM 27. No revenue has yet been realized with choozmail. Paid subscription of choozmail will commence when fund are available for the nation wide marketing campaign (television, Newspaper, and radio) for choozmail. Please refer to Internet-Based Consumer Product - choozmail on page 9.

Item 28: In April 2005, Nitar retained the services of TVA Productions and Clearvision Inc., dba businessnewswire.com through Marketing Solutions Ltd. of Toronto, NITAR's Agency of Record (AOR), to produce and air an Infomercial (DRTV
- Direct Response Television Commercial). This contract will become effective when funds become available to NITAR. Its duration is for 12 months at a total cost of 2.5 million dollars. This contract has been filed as exhibits to this filing. Refer to Internet-Based Consumer Product - choozmail on page 9.


NITAR Tech. Corp.                                              www.nitartech.com
3950 Worthview Pl                                             info@nitartech.com
Mississauga, Ont. L5N 6S7                                     Tel.  905 824 5306


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NITAR LOGO
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ITEM 29: All VAR agreements have been filed as exhibits to this filing. Refer to page 10 paragraph 7.

ITEM 30: The lease agreement between Joelma Brasil and Labtech has been filed as exhibits to this filing. Refer to Description of Property on page 15.

ITEM 31: The hardware hosting contract between MCI (formally WorldCom) and Labtech has been filed as exhibits to this filing. Refer to Description of Property on page 15.

ITEM 32: The following statement has been remover from SPECIAL NOTE OF CAUTION REGARDING FORWARD-LOOKING STATEMENTS on page 15 "The safe harbors of forward-looking statements provided by Section 21E of the Exchange Act are unavailable to issuers of penny stock. As we issued securities at a price below $5.00 per share, our shares are considered penny stock and such safe harbors set forth under the Reform Act are unavailable to us."

ITEM 33: Please refer to the paragraph identified as Research and Development under the discussion titled GENERAL on page 16.

ITEM 34: Please refer to the paragraph identified as LIQUIDITY AND CAPITAL RESOURCES under the discussion titled GENERAL on page 16.

ITEM 35: Please refer to the paragraph identified as ADDITIONAL FINANCING under the discussion titled GENERAL on page 17. (LUIS: I WILL NEED TO YOU TO ELABORATE A LITTLE MORE ON THIS ONE - SPECIFICALLY WHAT AND HOW THE MONEY FROM CORNELL WILL BE DRAWN DOWN AND WHERE IT WILL BE SPENT IN THE MARKETING AND PROMOTIONAL ACTIVITIES - GENERAL ONLY NOT SPECIFIC )

ITEM 36: The increase in consulting revenues for 2005 versus 2004 is directly attributed to increased hours provided by the two existing employees, solely. More hours of existing employees were charged out to clients. Consulting revenues can be further increased by existing employees without incurring additional costs or hiring additional employees.

ITEM 37: In connection with the Company's checking account, the Company has a bank overdraft protection loan available up to approximately $40,856 at July 31, 2005. The bank overdraft balance was $0 and $35,839 at July 31, 2005 and 2004, respectively. The interest rate on the bank overdraft protection loan is the Canadian prime rate plus 0.25%, which was 4.50% and 4.00% at July 31, 2005 and 2004, respectively. Interest expense for the years ended July 31, 2005 and 2004 was $3,430 and $3,417, respectively. The bank overdraft protection loan is personally guaranteed by two principal shareholders of the Company - Luis O. Brasil and Gustavo Brasil.


ITEM 38: The previous auditor resigned from his relationship with the Company on August 30, 2005 as he was not registered with the Public Company Accounting Oversight Board (PCAOB). The decision to change auditors was tabled and approved by the Company's Board of Director's on August 30, 2005.

ITEM 39. The amounts of payments and receipts were disclosed in the previous response letter at the spot rates of that fiscal year end. The amounts of payments and receipts below have been adjusted to reflect the weighted average exchange rate which was used on the statement of cash flows. In addition, the statement of cash flows has been adjusted to reflect the gross amounts of payments and receipts from shareholders.


NITAR Tech. Corp.                                              www.nitartech.com
3950 Worthview Pl                                             info@nitartech.com
Mississauga, Ont. L5N 6S7                                     Tel.  905 824 5306


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NITAR LOGO
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             BALANCE AT JULY 31, 2003                               $    15,595
             Amounts Received from Shareholder loan to Nitar             19,526
             Amounts Paid to Shareholder Loans from Nitar                (7,789)
             Foreign Exchange Effect                                        913
                                                                    -----------
             BALANCE AT JULY 31, 2004                               $    28,245
             Amounts Received from Shareholder loan to Nitar              4,678
             Amounts Paid to Shareholder Loans from Nitar               (34,424)
             Foreign Exchange Effect                                      2,001
                                                                    -----------
             BALANCE AT JULY 31, 2005                               $       500

ITEM: 40: The disclosures to the financial statements have been updated. Refer to Note 1 on Notes to the Financial Statements on page 29.

ITEM 41: The disclosures to the financial statements have been updated. Refer to
Note 2 on Notes to the Financial Statements on page 30.

ITEM 42: The disclosures to the financial statements have been updated. Refer to Note 2 on Notes to the Financial Statements on page 30.

ITEM 43: The disclosures to the financial statements have been updated. Refer to
Note 2 on Notes to the Financial Statements on page 30.

ITEM 44: All Nitar Tech Corp. assets and liabilities are on the books and records of the wholly owned subsidiary, Labtech Systems Inc., physically located in Mississauga, Ontario, Canada.

ITEM 45: The 2004 statement of operations marked "restated" has been reconciled. Please refer to Disclosure Note 10 in the financials statements for 2005.

ITEM 46: No consideration was issued or paid for the services of Monitor Capital. Other than the shares issued as indicated below no other consideration was paid to Cornell Partners, Richard S. Lane and Industrial Consultants, in exchange for services rendered.




                       DATE        NO. OF      SHARE     TOTAL       SERVICES
RECIPIENT            GRANTED       SHARES      VALUE  CONSIDERATION  RENDERED
---------            -------       ------      -----  -------------  --------
Cornell Partners   Jun 24, 2005    268,182   $   2.20    $590,000    Deferred
                                                                     financing
                                                                     costs


Industrial                                                          Professional
   Consultants     Apr 05, 2005    130,000   $   0.15    $ 19,370   fees


Richard S. Lane    Apr 05, 2005    130,000   $   0.15    $ 19,370   Legal fees







NITAR Tech. Corp.                                              www.nitartech.com
3950 Worthview Pl                                             info@nitartech.com
Mississauga, Ont. L5N 6S7                                     Tel.  905 824 5306


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NITAR LOGO
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ITEM 47. The investors in each of the mentioned offerings under the Item `Recent
Sales of Unregistered Securities' were accredited when the securities were offered and sold to them. Shares have been granted for services rendered or to be rendered.

ITEM 48: The only subsidiary that is owned or affiliated with Nitar Tech. Corp. is Labtech Systems Inc., located in Mississauga, Ontario, Canada. The Company owns one-hundred percent of the subsidiary.














EXHIBITS FILED WITH SB2 REGISTRATION


Agency of record agreement with Marketing Solutions Ltd dated 14th April 2005

Office rental agreement with Joelma Brasil dated 1st May 2001

WorldCom (formally MCI) equipment hosting contract dated 3rd April 2003

Letter of intent to purchase Connect Education Systems Inc dated 12th January
2005

Distribution Agreement with Choozmail Infonet Pvt dated 16th November 2004

Value Added Retail Agreement (VAR) with Conect Educacao of Brazil dated 1st July 2004

Service Agreement (VAR) with Jim Shilale dated 14th June 2005

Service Agreement (VAR) with Cary Rogers dated 4th May 2005

Service Agreement (VAR) with Brick Enterprises Ltd dated 30th April 2005

Service Agreement (VAR) with Walter Cohan dated 7th July 2005







/S/ LUIS OCTAVIO BRASIL
-----------------------
LUIZ OCTAVIO BRASIL,
PRESIDENT AND DIRECTOR
Nitar Tech Corp.
905 824 5306 X 201
lbrasil@nitartech.com
Fax 1 886 585 1408




NITAR Tech. Corp.                                              www.nitartech.com
3950 Worthview Pl                                             info@nitartech.com
Mississauga, Ont. L5N 6S7                                     Tel.  905 824 5306

                                     [LOGO]
                              MARKETING SOLUTIONS
--------------------------------------------------------------------------------
          468 Queen Street East, Fifth Floor, Toronto, Ontario M5A 1T7
--------------------------------------------------------------------------------
                Phone: (416) 861-9850     Fax: (416) 368-1349
--------------------------------------------------------------------------------

                           AGENCY OF RECORD AGREEMENT

This will confirm the agreement between Marketing Solutions Ltd. with head office located at 468 Queen Street East, Fifth Floor, Toronto, Ontario M5A 1T7 (hereinafter referred to as MSL and NITAR Tech. Corp., with head office located at 3950 Worthview Place, Unit 2, Mississauga, Ontario L5N 6S7 (hereinafter collectively referred to as NITAR pursuant to which MSL is retained as the Agency of Record (AOR) to the principal owners of NITAR. This agreement shall be effective as of the signing date hereto and shall be non cancelable.

The terms and conditions of the agreement are as follows:

1. MSL agrees that they will:

(a) Retain the services of TVA Productions and Clearvision Inc. (dba businessnewswire.com) to research, write, produce, direct, edit and prepare a final cut of an infomercial (DRTV - Direct Response Television Commercial). It is anticipated that the production cost of the infomercial will be approximately US$ 200,000.00.

(b) Plan, negotiate and purchase all associated air time on television to an initial maximum value of US$ 2.3 million, representing approximately 100 hours of off-peak television time in 28 minute and 30 second blocks over a 12 - 20 week period; and,

(c) When and if required, prepare, advise and review and advise NITAR on additional above- and below-the-line activities and, as funds from sales of product dictate, present strategic media plans for additional forms of branding opportunities including, but not limited to additional advertising and direct marketing, radio, print (magazine and newspaper), out of home and promotional activities and public relations. Planning and execution will be done on a regional basis to coincide with all other media activities to maximum effectiveness and the investment being made.

2. As compensation for the services to be provided by MSL to NITAR pursuant to
Section 1 herein, NITAR agrees to pay to MSL a 15% commission on all activities.

3. NITAR will reimburse MSL for all day-to-day out-of-pocket expenses incurred in connection with the performance of the services rendered by MSL there under. Such expenses shall be billed by MSL on a periodic basis and paid by NITAR upon receipt of such invoices. Out-of-pocket expenses shall include, but not be limited to, all travel and courier expenses, Telephone, Postage, Legal and Accounting Fees plus all reasonable fees and expenses incurred by MSL in relation to this contract and such other consultations requested by MSL which may or may not be in relation to this agreement.

4. This Agreement shall remain in full force and effect from the date a NITAR stand by equity distribution agreement becomes effective.

                                                         MARKETING SOLUTIONS (R)

5. NITAR acknowledges that MSL is under no obligation to verify the truth or accuracy of any information provided by NITAR to MSL during the term of this contract. NITAR further acknowledges that it shall provide, at its expense, all documents of NITAR or copies thereof to MSL, which MSL may reasonably request in the performance of its duties. NITAR represents and warrants that the information it provides to MSL under the terms of this Agreement is information, which is correct in nature and may be publicly disclosed.

6. NITAR agrees to indemnify and hold harmless MSL and all Associates, Affiliates and Agents retained by MSL, their employees, Officers or Directors of any and all claims which may arise against MSL, his Associates, Affiliates and Agents retained by MSL, their employees, Officers or Directors while in the performance of their duties herein.

7. In the event that any laws, governmental rules or regulations or any official interpretations thereof or any by-laws, rules, regulations, orders, directives or interpretations of or issued by an applicable association or other body applicable to any party or to any of the matters covered by this Agreement are enforced (or any enforcement action in respect thereof is threatened or pending) or modified such that: any modifications in the relationship or transactions contemplated hereby between the parties or in the provisions of this Agreement are needed to comply with any of the foregoing matters or are needed to give effect to, or to better achieve, the intent of the parties hereto with respect to the matters covered hereby, or some or all of the activities contemplated by this Agreement are or shall be prohibited, the parties will co-operate in making any modifications to this Agreement and to the parties' relationship hereunder requested by NITAR to the extent any such modifications are not unreasonably burdensome to any party and will permit such modifications being referred to as "Compliance Modifications"), it being agreed that neither MSL nor NITAR shall unreasonably refuse or delay its consent to any Compliance Modifications.

8. Any controversy, claim or dispute arising out of or relating to these Terms and Conditions, or the relationship which results from these Terms and Conditions, including without limitation, the performance, breach, enforcement, existence or validity of the matters provided for in these Terms and Conditions which cannot be amicably resolved, even if only one of the parties declares that there is a difference (collectively, a "Claim"), will be referred to and finally settled (to the exclusion of the courts) by private and confidential binding arbitration before a single arbitrator held in Toronto, Ontario in English and governed by Ontario law pursuant to the Arbitration Act, 1991 (Ontario), as amended, replaced or re-enacted from time to time. The arbitrator shall be a person who is legally trained and who has experience in the advertising, marketing and media relations field in Canada and is independent of either party. Any such Claim shall be arbitrated on an individual basis, and shall not be consolidated in any arbitration with any claim, controversy or dispute of any other party. NITAR agrees to waive any right you may have to commence or participate in any class action against MSL related to any Claim and, where applicable, NITAR also agrees to opt out of any class proceedings against MSL. Notwithstanding the foregoing, MSL reserves the right to pursue the protection of intellectual property rights and confidential information through injunctive or other equitable relief through the courts. This Agreement shall be governed by and construed in accordance with the laws of the Province of Ontario and the Federal Laws of Canada applicable therein.

                                                         MARKETING SOLUTIONS (R)


9. This Agreement and the agreements referred to herein constitute the entire agreement representations and understandings, both written and verbal, in respect of the subject matter hereof, to the extent that their respective rights and obligations may be modified by the Agency and Settlement Services Agreement). Except as otherwise provided herein, neither this Agreement nor any of its provisions shall be amended or modified except by an agreement in writing of each of the parties that expressly refers to this Agreement and provides that it is intended to modify this Agreement.

10. This Agreement shall be binding upon the parties, their respective heirs, successors, and assigns.

11. No termination shall prejudice any claim or rights of any party, which accrued prior to Termination.

The foregoing correctly sets out our Agreement and Contract and this shall constitute a binding agreement between all parties.

This agreement will be in place for 24-months from the date of acceptance and may be cancelled by either party with six (6) months notice. In the event of cancellation, MSL will continue with the execution of any plans in force at that time and will hand over all materials and contracts to NITAR at the end of the original term.

This agreement may be extended at any time with 90 days notice from NITAR.

ACCEPTED AND AGREED by all parties this 14th day of April, 2005 at Toronto


MARKETING SOLUTIONS LTD.                    NITAR TECH. CORP.

/s/ LAWRENCE LILLY                          /S/ LUIZ O. BRASIL
------------------                          ------------------
Authorized to bind the company              Authorized to bind the company
Lawrence LillY, VP Business Development     Luiz O. Brasil, President

Print name and title                        Print name and title

Witness  /s/
         ----------------------
Date     14/April/2005

                            OFFICE RENTAL AGREEMENT


THIS AGREEMENT, entered into this the 1st day of August, 2001, by and between Joelma Brasil and Labtech Systems Inc. of Mississauga, in the Province of Ontario, Canada. WHEREAS Labtcch Systems Inc. desire to lease space from Joelma Brasil and, WHEREAS the parties wish to set down in writing their agreement regarding the cost associated with such space. NOW THEREFORE, in consideration of the mutual promises and benefits to be derived by the parties, they do hereby agree to the following:

1. The parties shall lease space at 3950 Worthview Place, Mississauga, Ontario L5N-6S7 at a gross rent of CDN$1,500.00 per month, of which the rate is inclusive of all additional common element expenses such as heat, light, water, property taxes, and maintenance expenses, and,
2. The space shall consist of approximately 800 square feet which shall include space which is designated as common area and storage area and,
3. Labtech Systems agree to use the same for the following purpose and no other: General Offices
4. This agreement shall be effective during the initial lease period signed by the parties as well as all subsequent extensions and shall bind all heirs, successors, and assigns. 5. This agreement shall be construed under the laws of the Province of Ontario.

The parties have set their hands and seals on the day first above written.

/s/ LUIZ O. BRASIL
------------------
Labtech Systems Inc.
Luiz O. Brasil, President
[LEASEE]


/S/ JOELMA B. BRASIL
---------------------
Joelma Brasil
[LEASOR]

                                                 WORLDCOM(tm)
                                                 Tel +1.800.463.8123
                                                 Sales Enquiries +1.888.658.8638
                                                 Email sales@wcom.ca
                                                 Web www.wcom.ca



WorldCom Internet Colocation
Terms and Conditions



WorldCom Canada, Ltd. ("WorldCom Canada") and Customer agree to the following terms and conditions (the "Agreement"):

1. SERVICE.

1.1 The Quotation identifies the physical location ("Facility") of the Equipment storage space to be made available to Customer hereunder (the "Space"), and sets forth a description of the services and Internet connectivity (the "Services") to be provided in connection with the Space and all Equipment installed in the Space (the "Equipment").

1.2 Customer, and not WorldCom Canada, has sole and exclusive control over the content residing on Customer's server(s) (the "Customer Content"). Customer acknowledges and WorldCom Canada agrees that in the provision of the Services hereunder WorldCom Canada is not provided, either directly or indirectly, and will not seek access to the Customer Content that would allow WorldCom Canada to exercise any control over the Customer Content.

1.3 Customer shall use its best efforts to promptly and thoroughly respond to any notices forwarded to Customer by WorldCom Canada, including, but not limited to notices that the Customer Content violates applicable copyright law in Canada or abroad.

2. CONTRACTORS. Customer acknowledges that certain installation, technical support, and consulting services may be provided by an unaffiliated third party contractor to WorldCom Canada ("Contractor"). Customer hereby authorizes WorldCom Canada to provide Contractor all Customer location, Equipment and contact information necessary to provide such services. In addition, WorldCom, or its affiliates or subcontractors may perform some or all of WorldCom Canada's duties and/or obligations hereunder.

3. PAYMENT.

3.1 WorldCom Canada will invoice the One-time Charges (if any) on the Quotation upon execution and delivery of this Agreement. Monthly Fees for Services and Space will commence when WorldCom Canada is prepared to provide Customer with Internet Connectivity to the Equipment. WorldCom Canada will invoice Monthly Fees monthly in arrears. WorldCom Canada reserves the right to change the rates for Services and Space provided under this Agreement at any time after the Minimum Service Period or any subsequent term by providing written notice to Customer at least 30 days in advance of the effective date of the change. In the event of convenience cancellation during the Minimum Service Period, Customer shall immediately pay WorldCom Canada an amount equal to 100% of the Monthly Fee for the Space and the Customer's then-current bandwidth tier for each month remaining in the Term. For greater certainty:

(a) following execution of the Quotation but before activation of the Service by WorldCom Canada, Customer will pay to WorldCom Canada as a liquidated damage and not as a penalty an amount equal to one month's fees for the Services at WorldCom Canada's list price for such Services in effect on the date of execution of the Quotation, exclusive of any special offer, discount or promotion ("pre-activation cancellation charge"); or

(b) following service activation by WorldCom Canada, but before expiration of the Minimum Service Period, Customer will pay to WorldCom Canada as a liquidated damage and not as a penalty an amount equal to the number of whole and any partial months' remaining in the Minimum Service Period multiplied by the monthly rate set out on the Quotation ("early termination charge"), provided that, where the Agreement is replaced by the parties during the aforesaid period with an agreement for WorldCom services on the same terms and conditions save and except that the new agreement is of equal or greater contract value over the term of the new agreement then the early termination charge set forth herein shall not apply.

The parties acknowledge that the pre-activation cancellation charge and the early termination charge, respectively, are fair and reasonable under the circumstances, and Customer shall have no further obligation or liability [save and except for amounts due and payable.


(tm) Trademarks are owned by WorldCom lnc., and used under license by WorldCom Canada Ltd.
WorldCom Canada Ltd. reserves the right to change or modify the service without notice.
                                                                     Page 1 of 8

                                                 WORLDCOM(tm)
                                                 Tel +1.800.463.8123
                                                 Sales Enquiries +1.888.658.8638
                                                 Email sales@wcom.ca
                                                 Web www.wcom.ca



WorldCom Internet Colocation
Terms and Conditions

Where WorldCom Canada is unable to provide the service, the pre-activation cancellation charge shall not apply."

3.2 Payment is due immediately on the date of invoice. Accounts are in default if full payment is not received within 30 days of the invoice date. If Customer's cheque is returned to WorldCom Canada unpaid, Customer shall be immediately in default and subject to a returned cheque charge of $25.00 from WorldCom Canada. WorldCom Canada reserves the right to terminate Customer's use of the Space and the Services on any account unpaid 60 days after date of invoice and, in the event of such unpaid account, terminate any other service provided by WorldCom Canada to Customer, or prohibit removal of Equipment from the Facility pending payment of all amounts owed to WorldCom Canada by Customer under any agreement with WorldCom Canada. The monthly Fee for Space shall continue to accrue until Customer's Equipment is removed from the Space by Customer. An account in default is subject to an interest charge on the outstanding balance of the lesser of 1.5% per month (19.56% per annum) or the highest rate permitted by applicable law. Customer agrees to pay WorldCom Canada's reasonable expenses, including attorneys' and collection agency fees, incurred in enforcing its rights under this Agreement. Prices are exclusive of any taxes which may be levied or assessed upon the Equipment or services provided hereunder. Any such taxes shall be paid by Customer. If Customer is exempt from otherwise applicable taxes, Customer must submit a valid exemption certificate at the same time it submits this Agreement.

4. USE OF SERVICES.

4.1. WorldCom Canada exercises no control over, and accepts no responsibility for, the content of the information passing through WorldCom Canada's host computers, network hubs and points of presence (the "WorldCom Canada Network"). All use of the WorldCom Canada Network and the Services must comply with the then-current version of the WorldCom Canada Acceptable Use Policy ("Policy") which is made a part of this Agreement and is available at the following URL: www.wcom.ca/aup.html. WorldCom Canada reserves the right to amend the Policy from time to time, effective upon posting of the revised Policy at the URL or other notice to Customer. WorldCom Canada reserves the right to suspend the Services or terminate this Agreement effective upon notice for a violation of the Policy. Customer agrees to indemnify and hold harmless WorldCom Canada from any losses, damages, costs or expenses resulting from any third party claim or allegation ("Claim") arising out of or relating to use of the Space or Services, including any Claim which, if true, would constitute a violation of the Policy.

4.2 WorldCom Canada will contact Customer to schedule an installation planning call. During that installation planning call, WorldCom Canada and Customer will schedule a mutually agreeable installation date. WorldCom Canada reserves the right to cancel this Agreement if Customer is not using the service within 60 days of the date this Agreement is signed.

4.3 Networks assigned from a WorldCom Canada net-block are non-portable. Network space allocated by WorldCom Canada must be returned to WorldCom Canada in the event Customer discontinues service.

5. PERMISSIBLE USE OF SPACE.

5.1 Customer may use the Space only for the purposes of installing, maintaining, and operating the Equipment. Access to the Facility is restricted to Customer's employees and agents. Customer will furnish to WorldCom Canada, and keep current, a written list identifying a maximum of five individuals authorized to obtain entry to the Facility and access the Space. Customer agrees that no individual it authorizes to enter the Facility will have been convicted of a felony. Customer assumes responsibility for all acts or omissions of the individuals included on this list or authorized by Customer to enter the Facility, and agrees to indemnify and hold WorldCom Canada harmless from any Claim arising from the acts or omissions of these individuals. Customer's employees and agents will comply with all applicable laws and ordinances; with the standards and practices of the telecommunications industry; and with all WorldCom Canada or Facility security procedures, Facility rules, and safety practices. WorldCom Canada may revoke the entry privileges of any person who fails to comply with this Agreement, who is disorderly, or who WorldCom Canada reasonably suspects will violate this Agreement.

5.2 WorldCom Canada and its designees may observe the work activities of Customer's employees and agents in the Facility and may inspect at any time the Equipment brought into the Space. Customer's employees and agents shall not use any products, tools, materials, or methods that, in WorldCom Canada's reasonable judgment, might harm, endanger, or



(tm) Trademarks are owned by WorldCom lnc., and used under license by WorldCom Canada Ltd.
WorldCom Canada Ltd. reserves the right to change or modify the service without notice.
                                                                     Page 2 of 8

                                                 WORLDCOM(tm)
                                                 Tel +1.800.463.8123
                                                 Sales Enquiries +1.888.658.8638
                                                 Email sales@wcom.ca
                                                 Web www.wcom.ca



WorldCom Internet Colocation
Terms and Conditions




interfere with the Services, the Facility, or the personnel or property of WorldCom Canada, its vendors or its other customers. WorldCom Canada reserves the right to lake any reasonable action to prevent such potential harm.

5.3 WorldCom Canada will perform certain services which support the overall operation of the Facility (e.g., janitorial services, environmental systems, maintenance) at no additional charge to Customer. Customer shall be required to maintain the Space in an orderly manner and shall be responsible for the prompt removal from the facility of all trash, packing material, cartons, etc. that Customer's employees or agents brought to or had delivered to the Facility.

5.4 Customer may not make available space within the Space to any third party. If Customer makes space available to a third party, Customer shall be in breach of this Agreement and WorldCom Canada may pursue any legal or equitable remedy, including but not limited to the immediate termination of this Agreement.

5.5 Upon termination of this Agreement, Customer is responsible for arranging prompt removal of its Equipment from the Facility at Customers sole risk and expense.

6. CONDUCT IN FACILITY.

6.1 Customer will maintain and operate the Equipment in a safe manner, and keep the Space in good order and condition. No employees or agents of Customer will harm or allow any attempt to breach the security of the Facility, the Services, or any third party system or network at the Facility or accessed by means of the Services.

6.2 Customer agrees to use the common areas of the Facility for the purposes for which they are intended and abide by any rules governing such common areas. Such rules include, but are not limited to, a prohibition against smoking in the Facility.

6.3 Customer's employees and agents are prohibited from bringing any of the following materials into the Facility: wet cell batteries, explosives, flammable liquids or gases, alcohol, controlled substances, weapons, cameras, tape recorders, and similar equipment and materials.

6.4 Customer agrees not to alter, tamper with, adjust, or repair any equipment or property not belonging to Customer, and agrees not to erect signs or devices on the exterior of the storage cabinet or to make any construction changes or material alterations to the Space or the interior or external portions of the Facility.

7. EQUIPMENT DEPLOYMENT.

7.1 Customer will furnish to WorldCom Canada, and keep current, an Equipment List (attached as Schedule A) identifying all Equipment in the Space. WorldCom Canada reserves the right to verify installation of the Equipment on the Equipment List. All Equipment must fit within the Space unless agreed to by WorldCom Canada in a written addendum to this Agreement. Customer warrants that all Equipment is UL and/or CSAA approved. Cabling used by Customer must meet national electrical and fire standards. Subject to the terms hereof, Customer will be permitted to remove from the Facility only that Equipment listed on the then-current version of Customers Equipment List.

7.2 WorldCom Canada reserves the right to relocate Equipment within the Facility or to move Equipment to another facility within a 50 kilometre radius with at least 45 days' written notice. Equipment moved or relocated at WorldCom Canada's initiative will be at WorldCom Canada's expense, however WorldCom Canada shall only be liable for damages directly resulting from any such relocation, to the extent set forth. Every commercially reasonable effort will be made to minimize downtime and service interruption if Equipment is moved or relocated, If Customer objects in writing to the location of the new Facility within the notice period set forth, Customer may terminate this Agreement without penalty at any time within 60 days of receiving notice of the new Facility's location.

7.3 Customer agrees to immediately remove or render non-infringing, at Customers expense, any Equipment alleged to infringe any patent, trademark, copyright, or other intellectual property right.




(tm) Trademarks are owned by WorldCom lnc., and used under license by WorldCom Canada Ltd.
WorldCom Canada Ltd. reserves the right to change or modify the service without notice.
                                                                     Page 3 of 8

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                                                 Tel +1.800.463.8123
                                                 Sales Enquiries +1.888.658.8638
                                                 Email sales@wcom.ca
                                                 Web www.wcom.ca



WorldCom Internet Colocation
Terms and Conditions


7.4 If WorldCom Canada negligently or willfully damages any Equipment, WorldCom Canada will repair or replace the damaged item or, at WorldCom Canada's option, will reimburse Customer for the reasonable cost of repair or replacement. THIS SHALL BE CUSTOMERS SOLE AND EXCLUSIVE REMEDY FOR ANY DAMAGE TO EQUIPMENT CAUSED BY OR ATTRIBUTABLE TO WORLDCOM CANADA, ITS EMPLOYEES, OR AGENTS.

8. ASSIGNMENT. Customer shall not transfer any of its rights or obligations under this Agreement without the express, prior written consent of WorldCom Canada; provided, that Customer may assign or transfer this Agreement to any affiliate upon advance written notice to WorldCom Canada. For the purposes of this Section 8, "affiliate" means an entity controlling or controlled by Customer. This Agreement shall bind and inure to the benefit of the successors and permitted assigns of the parties.

9. INDEMNITY. Customer agrees to indemnify WorldCom Canada against actions by any person claiming an ownership or possessory interest, lien, trust, pledge, or security interest in any Equipment, including without limitation any attempt by such third party to take possession of the Equipment. In addition, Customer shall indemnify WorldCom Canada against actions by any third party based on an alleged violation of applicable copyright law.

10. INSURANCE.

10.1 Customer agrees to maintain, at Customers expense, during the entire time this Agreement is in effect for each Space:

10.1.1 Commercial General Liability Insurance in an amount not less than Two Million dollars ($2,000,000) per occurrence for bodily injury, personal injury and property damage;

10.1.2 Employers Liability Insurance in an amount not less than One Million dollars ($1,000,000) per occurrence; and

10.1.3 Workers' Compensation Insurance in an amount not less than that prescribed by statutory limits.

10.1.4 Commercial Automobile Liability Insurance applicable to bodily injury and property damage, covering owned, non-owned, leased and hired vehicles, in an amount not less than $1,000,000 per accident.

10.1.5 Umbrella or Excess Liability Insurance with a combined single limit of no less than $1,000,000 to apply over Commercial General Liability, Employee's Liability, and Automobile liability Insurance.

10.2 Prior to taking occupancy of the Space, Customer shall furnish WorldCom Canada with certificates of insurance which evidence the minimum levels of insurance set forth herein and which name WorldCom Canada as an additional insured. The Commercial General liability insurance shall contain the 'Amendment of the Pollution Exclusion' endorsement for damage caused by heat, smoke or fumes from a hostile fire. In the event the Facility's landlord, pursuant to a lease relevant to a particular Space, requires additional insurance, Customer hereby agrees to comply with the landlord's requirements under the lease, as the lease may be modified from time to time.

10.3 None of WorldCom Canada, WorldCom Canada's subsidiaries, parent companies, or affiliates shall insure or be responsible for any loss or damage to property of any kind owned or leased by Customer or by its employees and agents other than losses or damages resulting from negligence or willful acts of such parties. Any insurance policy covering the Equipment against loss or physical damage shall provide that underwriters have given their permission to waive their rights of subrogation against WorldCom Canada, WorldCom Canada subsidiaries, affiliates, the Facility landlord, and their respective directors, officers and employees.

10.4 Customer will insure or self-insure against claims involving Customer's employees and agents. Customer agrees to release and indemnify WorldCom Canada against claims by any of Customer's employees and agents arising from dismissal, suspension, or termination of work, or from denial of entry to the Facility; and claims by any person arising from Customer's nonpayment for the Space or the Services.



(tm) Trademarks are owned by WorldCom lnc., and used under license by WorldCom Canada Ltd.
WorldCom Canada Ltd. reserves the right to change or modify the service without notice.
                                                                     Page 4 of 8

                                                 WORLDCOM(tm)
                                                 Tel +1.800.463.8123
                                                 Sales Enquiries +1.888.658.8638
                                                 Email sales@wcom.ca
                                                 Web www.wcom.ca



WorldCom Internet Colocation
Terms and Conditions



11. SERVICE LEVEL AGREEMENT. The Service Level Agreement ("SLA") for this service (which is made a part of this Agreement), is set forth at WWW.UU.NET/CA/CUSTOMER/SLA/COLOCATION.XML and applies only to Customers agreeing to a Term Commitment of at least one year. WorldCom Canada reserves the right to amend the SLA from time to time effective upon posting of the revised SLA to the URL or other notice to Customer; provided, that in the event of any amendment resulting in a material reduction of the SLA's service levels or credits, Customer may terminate this Agreement without penalty by providing WorldCom Canada written notice of termination during the 30 days following notice or posting first, as the case may be, of such amendment. The SLA sets forth Customer's sole and exclusive remedy for any claim relating to this Service or the WorldCom network, including any failure to meet any service level set forth in the SLA. WorldCom's records and data shall be the basis for all SLA calculations and determinations. Notwithstanding anything to the contrary, the maximum amount of credit in any calendar month under the SLA shall not exceed the Monthly Fee and/or Start-up Charge which, absent the credit, would have been charged for WorldCom Canada service that month. The SLA will only be available to Customers that wish to have colocation service in the following WorldCom Canada data centres: Toronto6, Vancouver2 and Montreal2. There will be no SLA for Customers that receive colocation services in any other WorldCom Canada facilities.

12. CONSEQUENTIAL DAMAGE WAIVER AND LIMITATION OF LIABILITY. NEITHER PARTY SHALL BE LIABLE FOR ANY INDIRECT, INCIDENT, PUNITIVE OR CONSEQUENTIAL DAMAGES THAT RESULT FROM CUSTOMER'S OR CUSTOMER'S USERS' USE OF THE WORLDCOM CANADA NETWORK AND THE SERVICE INCLUDING, WITHOUT LIMITATION, ANY SUCH DAMAGES FOR LOSS OF DATA RESULTING FROM DELAYS, NON-DELIVERIES, MISDELIVERIES OR SERVICE INTERRUPTIONS.

13. NO WARRANTY. WORLDCOM CANADA PROVIDES THE SPACE AND THE SERVICES "AS IS". IN CONNECTION WITH THE SERVICES, WORLDCOM CANADA (A) MAKES NO WARRANTIES WHETHER EXPRESS OR IMPLIED, AND (B) DISCLAIMS ANY WARRANTY OF TITLE, MERCHANTABILITY, NONINFRINGEMENT AND FITNESS FOR A PARTICULAR PURPOSE AND WARRANTIES ARISING FROM A COURSE OF DEALING, USAGE, OR TRADE PRACTICE IN THE EVENT THAT WORLDCOM CANADA PROVIDES CUSTOMER WITH PRODUCTS IN CONJUNCTION WITH THE SERVICES, FOR EXAMPLE THIRD PARTY SOFTWARE PRODUCTS, WORLDCOM CANADA ALSO PROVIDES SUCH PRODUCTS AS IS WITHOUT WARRANTY OF ANY KIND, WHETHER EXPRESS OR IMPLIED. WORLDCOM CANADA SHALL HAVE NO LIABILITY FOR FAILURE OF ANY PRODUCT OR SERVICE IT PROVIDES. WORLDCOM CANADA DOES NOT MONITOR OR EXERCISE CONTROL OVER THE CONTENT OF THE INFORMATION RESIDING ON CUSTOMER'S EQUIPMENT OR TRANSMITTED THROUGH ITS FACILITIES, USE OF ANY INFORMATION OBTAINED VIA WORLDCOM CANADA'S SERVICES IS AT CUSTOMER'S OWN RISK. WORLDCOM CANADA SPECIFICALLY DENIES ANY RESPONSIBILITY FOR THE ACCURACY OR QUALITY OF INFORMATION OBTAINED THROUGH ITS SERVICES.

14. NO ESTATE OR PROPERTY INTEREST. Customer acknowledges that it has been granted only a license to occupy the Space and that it has not been granted any real property interests in the Space or the Facility. Payments by Customer under this Agreement do not create or vest in Customer (or in any other person) any leasehold estate, easement, ownership interest, or other property right or interest of any nature in any part of the Facility. The parties intend that Equipment, whether or not physically affixed to the Facility, shall not be construed to be fixtures. Customer (or the lessor of the Equipment, if applicable) will report the Equipment as its personal property wherever required by applicable laws, and will pay all taxes levied upon such Equipment.

15. FORCE MAJEURE. Neither party shall be liable of any delay or failure in performance due to Force Majeure, which shall include without limitation, acts of God, earthquake, labor disputes, riots, war, fire, epidemics, acts or omissions of vendors or suppliers, equipment failures, transportation difficulties, or other events which are beyond it reasonable control.

16. DAMAGE TO THE SPACE.

16.1 If the Space is damaged due to a Force Majeure event, WorldCom Canada shall give prompt notice to Customer of such damage, and may temporarily relocate Equipment to new Space or a new Facility, if practicable. If the Facility's





(tm) Trademarks are owned by WorldCom lnc., and used under license by WorldCom Canada Ltd.
WorldCom Canada Ltd. reserves the right to change or modify the service without notice.
                                                                     Page 5 of 8

                                                 WORLDCOM(tm)
                                                 Tel +1.800.463.8123
                                                 Sales Enquiries +1.888.658.8638
                                                 Email sales@wcom.ca
                                                 Web www.wcom.ca



WorldCom Internet Colocation
Terms and Conditions



landlord or WorldCom Canada exercises an option to terminate a particular lease due to damage or destruction of the Space, or if WorldCom Canada decides not to rebuild the Space, this Agreement shall terminate as of the date of the damage. Monthly Fees for Space and Services shall proportionately abate for the period from the date of such damage.

16.2 If neither the landlord of the Facility nor WorldCom Canada exercises the right to terminate, WorldCom Canada shall repair the particular Space to substantially the same condition it was in prior to the damage, completing the same with reasonable speed. In the event that WorldCom Canada shall fail to complete the repair within a reasonable time period, Customer shall have the option to terminate this Agreement with respect to the affected Space, which option shall be the sole remedy available to Customer against WorldCom Canada under this Agreement relating to such failure. If the Space or any portion thereof shall be rendered untenable by reason of such damage, the Monthly Fee for Space and Services shall proportionately abate for the period from the date of such damage to the date when such damage shall have been repaired.

17. PUBLICITY. Neither party may use the other party's name, trademarks, tradenames or other proprietary identifying symbols without the prior written approval of the other party. Customer may not use WorldCom Canada's name, trademarks, tradenames, or other proprietary identifying symbols, or issue any press release or public statement relating to this Agreement without the prior written permission of an authorized WorldCom Canada representative. WorldCom may, upon written notice to Customer, reference Customer's name, in WorldCom Canada press releases, analyst reports, or customer reference lists.

18. CONFIDENTIALITY. Each party's confidential or proprietary information disclosed hereunder ("Confidential Information") shall be held confidential by the receiving party. WorldCom Canada's performance under this Agreement, the quality of WorldCom Canada Network performance, and any data provided by WorldCom Canada to Customer regarding performance of the WorldCom Canada Network shall be deemed WorldCom Canada Confidential Information. Neither party shall disclose the other party's Confidential Information to third parties without the other party's written consent, except as permitted pursuant to this Section. Each party shall disseminate the other party's Confidential Information among its employees only on a need-to-know basis and shall use such Confidential Information only for the purpose of performing its obligations hereunder. To the extent a party is required by applicable law, regulation, or by a government agency or court order, subpoena, or investigative demand, to disclose the existence or terms of this Agreement, or the other party's Confidential Information, such party shall use its reasonable efforts to minimize such disclosure and obtain an assurance that the recipient shall accord confidential treatment to such Confidential Information, and shall notify the other party contemporaneously of such disclosure. WorldCom Canada in its discretion, may terminate this Agreement for cause immediately upon notice and without penalty to WorldCom Canada in the event of any breach by Customer of this Section.

19. AGREEMENT SCOPE.

19.1 This Agreement shall be governed by and constructed in accordance with the laws of the Province of Ontario, irrespective of its choice of law principles. Any action arising hereunder shall be brought in the Ontario Supreme Court and each of the parties shall submit itself to the jurisdiction of such courts for purposes of any action and waives any rights to removal and change of venue. No failure on the part of either party to exercise, and no delay in exercising, any right or remedy hereunder shall operate as a waiver thereof nor shall any single or partial exercise of any right or remedy hereunder preclude any other or further exercise thereof or the exercise of any other right or remedy granted hereby or by law.

19.2 This Agreement, including any Attachments hereto, sets forth the entire agreement between WorldCom Canada and Customer with respect to the subject matter within and supersedes all previous representations, understandings or agreements and shall prevail notwithstanding any variance with terms and conditions of any order submitted. Acceptance of this Agreement by WorldCom Canada may be subject, in WorldCom Canada's sole discretion, to completion of a satisfactory credit review with respect to Customer and its affiliates



(tm) Trademarks are owned by WorldCom lnc., and used under license by WorldCom Canada Ltd.
WorldCom Canada Ltd. reserves the right to change or modify the service without notice.
                                                                     Page 6 of 8

                                                 WORLDCOM(tm)
                                                 Tel +1.800.463.8123
                                                 Sales Enquiries +1.888.658.8638
                                                 Email sales@wcom.ca
                                                 Web www.wcom.ca



WorldCom Internet Colocation
Terms and Conditions




20. DATA PROTECTION.

a) Customer acknowledges that WorldCom Canada, its affiliates and agents will, by virtue of the provision of Services under this Agreement, come into possession of information and data regarding Customer, its employees and authorized users of Customer. This information and data ("Customer Data") shall include, but not be limited to, data transmissions (including the originating and destination numbers and IP addresses, date, time and duration of voice or data transmissions, and other data necessary for the establishment, billing or maintenance of the transmission), data containing personal and/or private information of Customer, its employees or authorized users of the Services, and other data provided to or obtained by WorldCom Canada, its affiliates and agents in connection with the provision of Services under this Agreement.

b) Customer acknowledges and agrees that WorldCom Canada and its affiliates and agents, may use, process and/or transfer Customer Data (including intra-group transfers and transfers to entities in countries that do not provide statutory protections for personal information): (a) in connection with provisioning of Services; (b) to incorporate the Customer Data into databases controlled by WorldCom Canada and its affiliates for the administration, provisioning, billing and reconciliation, verification of Customer identity and solvency, maintenance, support and product development, fraud detection and prevention, sales, revenue and customer analysis and reporting, and market and customer use analysis; and (c) to communicate to Customer about products and services of WorldCom and its Affiliates by voice, letter, fax, or E-mail. Customer may withdraw consent for such communications (or any use, transfer or processing of Customer Data except for that required to provision, administer, bill or account for the Services) by sending written notice to WorldCom Canada at the address set forth in this Agreement, Attention: General Counsel.

c) Customer has obtained and will obtain all legally required consents and permissions from relevant parties (including subjects of Customer Data) for the use, processing and transfer of Customer Data as described in this
     Section 20a.

21. AVAILABILITY. Rack or co-location delivery is subject to availability. Delays in excess of 120 days past the order date may be canceled by the customer without penalty.

22. EQUIPMENT. Customer acknowledges that, unless otherwise specified elsewhere in this Agreement, WorldCom Canada is the owner of all right, title and interest in Customer premise equipment used to provide the Service ("CPE"), or has obtained the right to make any CPE available for use by Customer. The CPE will at all times remain the property of WorldCom Canada or a third party, as the case may be, regardless of the manner in which it is installed or attached. Customer shall be responsible for any loss, cost, claim or damage caused to or by the CPE from any cause whatsoever including, without limitation, theft, or in connection with its installation, removal, use, maintenance or repair, unless such loss or damage is due to the negligence or willful misconduct of WorldCom Canada or WorldCom Canada's authorized agents. All CPE is provided on an "as is" basis, without any warranty whatsoever, including any warranty of fitness for purpose, and may be subject to a registered first security interest in favour of WorldCom Canada Ltd., its successors or its financiers. Customer shall pay all costs associated with securing any WorldCom Canada CPE hereunder, including any personal property security registration fees or other costs, and WorldCom may set these costs off against any amount otherwise owed to Customer. WorldCom Canada may enter Customer premises on reasonable notice to Customer to repossess CPE in the event of any termination in accordance with the terms of this Agreement, including in accordance with Section below hereof. Customer shall designate one contact and one alternative contact, who together or separately shall be available on an aggregate seven days per week, 24-hours per day basis to provide WorldCom Canada personnel or its agents with access for the purposes of this section. All Customer equipment situated on WorldCom Canada premises is hereby charged with a lien, charge, mortgage or encumbrance in favour of WorldCom Canada to the extent of any unpaid fees plus interest thereon under this Agreement or any other agreement between WorldCom Canada and Customer, and this Agreement shall constitute a security agreement in respect of such equipment.




(tm) Trademarks are owned by WorldCom lnc., and used under license by WorldCom Canada Ltd.
WorldCom Canada Ltd. reserves the right to change or modify the service without notice.
                                                                     Page 7 of 8

                                                 WORLDCOM(tm)
                                                 Tel +1.800.463.8123
                                                 Sales Enquiries +1.888.658.8638
                                                 Email sales@wcom.ca
                                                 Web www.wcom.ca



WorldCom Internet Colocation
Terms and Conditions




23. BILLING START DATE - CONNECTIVITY SERVICES. Customer acknowledges that the Service is immediately billable at the contracted rates five (5) days after the local loop component is installed and tested, regardless of whether Customer uses the Service. Where WorldCom Canada does not provide the local loop, any service level agreement otherwise applicable to the Service and stately expressly in this Agreement shall be void. Customer shall become billable at the contracted rates commencing upon the date Customer occupies a port on WorldCom Canada's equipment in respect of the Service.

24. CROSS DEFAULT. WorldCom Canada may terminate this Agreement upon written notice to Customer where Customer is in default under any other agreement with WorldCom Canada or a WorldCom Canada affiliate.

25. RENEWAL. Notwithstanding any other term of this Agreement, this Agreement, shall automatically renew for a term equal to the original Minimum Service Period or twelve (12) months (whichever is greater), upon the same terms and conditions, unless Customer notifies WorldCom Canada in writing, no later than 30 days prior to the end of the term that Customer does not intend to renew this Agreement.

AGREED AND ACCEPTED BY CUSTOMER:


Signature:   /s/ JOSE GUSTAVO BRASIL                Customer Name:
             ------------------------
Printed Name:    Jose Gustavo Brasil                Address:

Title:           Director

Date:            August 4, 2003





(tm) Trademarks are owned by WorldCom lnc., and used under license by WorldCom Canada Ltd.
WorldCom Canada Ltd. reserves the right to change or modify the service without notice.
                                                                     Page 8 of 8

                                                 WORLDCOM(tm)
                                                 Tel +1.800.463.8123
                                                 Sales Enquiries +1.888.658.8638
                                                 Email sales@wcom.ca
                                                 Web www.wcom.ca



WorldCom Internet Colocation
Terms and Conditions

Quotation

WorldCom Promotion: Colocation
--------------------------------------------------------------------------------
Labtech Systems Inc.
2550 Argentia Road, Suite 214
Mississauga, ON, L5N 5R1
Mr. Gustavo Brasil
T el: (905) 814-8836 202 Fax: (905) 814-8846

March 31 2003

All of the services provided by WorldCom Canada in this Agreement are collectively referred to as "Services" and the current prices of the Services and related hardware are as follows:

                                                                                       One-time    Monthly
Item     Product Description                                Hub City          Qty      (per        (per        Term
                                                                                       Product)    Product)
-------  -------------------------------------------------  ----------------  -------  ----------  ----------  ----
-------  -------------------------------------------------  ----------------  -------  ----------  ----------  ----
1        WorldCom Promotion; Colocation                                       1        $0.00       $0.00       12
2        WorldCom Hosting Services: Internet Colocation     Toronto6 - Tor6   1        $495.00     $1,295.00   12
         Connectivity - Ethernet: Burstable Full Duplex:
         0-0.5Mbps

3        Equipment: Ethernet Router: Cisco 2621 : Use       Toronto6 - Tor6   1        $0.00       $0.00       12


    OFFER VALID UNTIL APRIL 30 2003, TAXES AND FREIGHT CHARGES NOT INCLUDED. SEE ATTACHED SCHEDULE A (IF APPLICABLE) FOR ADDITIONAL TERMS AND CONDITIONS.


The undersigned Customer acknowledges that it has read and accepted the Quotation and Schedules (if applicable) ("Quotation"), and the Terms and Conditions (tc-ihost-colo-v2002), which together with this Quotation, constitute the entire agreement between WorldCom Canada and Customer ("Agreement"). This Agreement is subjeetto credit approval.

The "Minimum Service Period" for internet access is the number of months listed above under Term. All dedicated access items are invoiced monthly in advance. Dial access customers shall pay any roaming and 1-800 charges at the rate of $0.10 per minute. Amounts entered in the "Monthly (per Product)" column above shall be subject to any minimum commitment terms set out in Schedule A hereto. The first invoice is sent upon our receipt of this Quotation signed by you. Subsequent months are invoiced in advance once you have basic IP connectivity on your link. Payment for all router products and peripherals subject to our Hardware Purchase Agreement must be made in advance of shipment.

WorldCom Canada Ltd.                          Labtech Systems Inc.

Per: /s/ GRANT JURGENEIT                      Per: /S/ GUSTAVO BRASIL
     -------------------                           ------------------
Grant Jurgeneit                               Gustavo Brasil

Account Manager                               Partner

Authorized Signing Authority                  Authorized Signing Authority

                                              Date: JUNE 4,  2002

Please sign and return to WorldCom two (2) original signed copies of this Form, together with a dated and initialled copy of the Terms and Conditions forming part of this Agreement. Please also send a copy by facsimile to (416) 368-1350


WorldCom Canada 60 Adelaide Street East 13th Floor Toronto Ontario M5C 3E4
                                                      Canada fax +1 416 368 1350
WorldCom Canada 630 Rene Levesque Boulevard West Suite 2300 Montreal Quebec
                                              H3B 1S6 Canada fax +1 514 875 5735
WorldCom Canada Western Gas Tower 530- 8th Avenue Suite 550 Calgary Alberta
                                              T2P 3S8 Canada fax +1 403 269 1550

(tm) Trademarks are owned by WorldCom Inc. and used under license by WorldCom Canada Ltd. TM WorldCom Canada Ltd. reserves the right to change or modify the service without notice.

                          LETTER OF INTENT TO PURCHASE

This proposal of Intent to Purchase made this 22 day of December, 2004, by NITAR TECH CORP. ("NITAR") to JORGE LUIZ LIAUSU CAVALCANTI and MARCONI A. BARRETTO (hereinafter referred as "THE SELLERS") is for the purpose of setting forth the terms and conditions upon which NITAR will acquire all rights to the Intellectual property, which will include all Technology, Copy Rights and Patents or Patents Pending, and Royalty Contracts related to CONETE EDUCAO.

In consideration of the mutual promises, covenants, and representations contained herein,

THE SELLERS and NITAR AGREE'S AS FOLLOWS:

ARTICLE I

The Seller agrees to translate EducationonTime from Portuguese to English. The process of Translation shall commence on or about June 1st, 2005 and it is agreed by all parties that the time frame could exceed twelve to fourteen months. When all facets are completed The Seller agrees to transfer 100% of all issued shares of Connect Education Systems Inc. a corporation registered in the State of Nevada (hereinafter referred to as "The Company") which is the sole owner of all rights, Assets, Intellectual property, Technology, Copy Rights and Patents or Patents Pending, and Royalty Contracts related to CONETE EDUCAO.

NITAR agrees, after completing the required due diligence to issue from treasury 800,000 Common Shares of Nitar shares as payment in full representing $480,000. It is mutually agreed that if the Nitar shares at time of closing have a value greater than $0.60 cents per share it is agreed that the number of Nitar shares to be transferred shall be reduced proportionately. If the share value is less than $0.60 cents per share the number of shares issued will increase. It is also agreed that the total number of shares issue will not be less than 500,000 or greater than 1,000,000.

CLOSING

The Final Closing of this transaction will not commence or occur until Nitar has completed its due diligence.

ARTICLE II

REPRESENTATIONS AND WARRANTIES

Nitar, jointly and severally represent and warrant to THE SELLERS that the following shall be true and correct in all respects as of the closing (as defined in Article IV of this Agreement).

2.01 Organization. NITAR is a corporation duly organized, validly existing, and in good standing under the laws of THE STATE OF DELAWARE, has all necessary corporate powers to enter into this agreement. All actions taken by the Directors and/or shareholders of NITAR have been valid and in accordance with the laws of THE STATE OF DELAWARE.

2.02 Ability to Carry Out Obligation. The execution and delivery of this Agreement by Nitar and the performance by Nitar of their obligations hereunder will not cause, constitute, or conflict with or result in (a) any breach or violation or any of the provisions of or constitute a default under any license, indenture, mortgage, charter, instrument, articles of incorporation, bylaw, or other agreement or instrument to which The Sellers or Nitar are a party, or by which they may be bound, nor will any consents or authorizations of any party other than those hereto be required, (b) an event that would cause The Sellers to be liable to any party, or (c) an event that would result in the creation or imposition of any lien, charge, or encumbrance on any asset of THE SELLERS.

2.03 Full Disclosure. None of representations and warranties made by THE SELLER'S, or in any certificate or memorandum furnished or to be furnished by THE SELLER'S, or on their behalf, contains or will contain any untrue statement of a material fact, or omit any material fact the omission of which would be misleading.

2.04 Contracts and Leases. The Sellers nor Connect Education Systems Inc. are not a party to any undisclosed contracts, agreements or leases. No person holds a power of attorney from The Sellers.

2.05 Compliance with Laws. THE SELLERS and Connect Education Systems Inc. have complied with, and are not in violation of any federal, state, or local statute, law, and/or regulation pertaining to THE SELLER'S nor Connect Education Systems Inc.

2.06 Litigation. Neither THE SELLER'S nor Connect Education Systems Inc. are not subject to or in default with respect to any order, writ, injunction, or decree of any federal, state, local, or foreign court, department agency, or instrumentality.

2.07 Conduct of Business. Prior to the closing, THE SELLERS shall conduct Connect Education Systems Inc. business in the normal course, and shall not without the prior written approval of NITAR:

(a)  incur any liabilities,
(b) acquire or dispose of any assets, enter into any contract, guarantee obligations of any third party, or
(c)  enter into any other transaction.

2.08 Corporate Documents. Copies of each of the following documents of Connect Education Systems Inc., which will be true, complete and correct in all material respects, will be attached to and made a part of this Agreement:

(a)  Minute Books and Articles of Incorporation;

(b)  Bylaws;

(c)  Minutes of Shareholders Meetings;

(d)  Minutes of Directors Meetings;

(e) A Letter from your attorney attesting to the validity and condition of the Corporation

(f) Share certificate records of Connect Education Systems Inc. and a current, accurate list of shareholders

(g)  The I.R.S. ID No.

(h) Balance Sheet as of Date of Closing, together with all other financial statements and documents described in ARTICLE IV Section (e)

2.09 Closing Documents. All minutes, consents or other documents pertaining to NEWCO to be delivered at closing shall be valid and in accordance with the laws of THE STATE NEVADA.

ARTICLE III

INVESTMENT INTENT

The Sellers agrees that the securities being acquired by the Seller pursuant to this Agreement are restricted for resale and may not be sold, pledged, assigned, hypothecate or otherwise transferred, with or without consideration ("Transfer") for a period of Two Years and only pursuant to an effective registration statement under the Act, or pursuant to an exemption from registration under the Act, the availability of which is to be established to the satisfaction of NITAR. The Sellers agrees prior to any Transfer, to give written notice to NITAR expressing the desire to effect the Transfer and describing the proposed Transfer.

ARTICLE IV

By THE SELLER

All of the business and corporate records of including but not limited to correspondence files, bank statements, checkbooks, savings account books, minutes of shareholder and directors meetings, financial statements, shareholder listings, stock transfer records, agreements and contracts required by NITAR to complete their due diligence.

B. The resignation of all officers of Connect Education Systems Inc.

C. A Board of Directors resolution appointing NITAR designees as directors of Connect Education Systems Inc.

D. The resignation of all the directors of, except NITAR designees, dated subsequent to the resolution described in C. above.

E. Certified financial statements of Connect Education Systems Inc., which shall include a balance sheet dated as of date of closing, and statements of operations, stockholders' equity and cash flows for the twelve month period then ended. The financial statements of Connect Education Systems Inc. shall be covered by a report of a certified public accountant. The accountant's report shall state that the accountant conducted his audit in accordance with generally accepted auditing standards, that his audit provided a reasonable basis for his opinion, and that in his opinion the financial statements covered by the report present fairly, in all material respects, the financial position of Connect Education Systems Inc. as of inception in 2004, and the results of its operations and its cash flows for the twelve months ended at time and date of closing, in conformity with generally accepted accounting principles. Such report will not be qualified or limited in any respect.

F. All of the business and corporate records of Connect Education Systems Inc., including but not limited to correspondence files, bank statements, checkbooks, savings account books, minutes of shareholder and directors meetings, financial statements shareholder listings, stock transfer records, agreements and contracts.

Such other minutes of Connect Education Systems Inc. shareholders or directors as may reasonably be required by NlTAR.

By NITAR

A certificate or certificates for shares of NlTAR stock registered in the name of The Sellers or their designees.

ARTICLE V

REMEDIES

5.01 Arbitration. Any controversy or claim arising out of, or relating to, this Agreement, or the making, performance, or interpretation thereof, shall be settled by arbitration in Rochester, New York in accordance with the Rules of the American Arbitration Association then existing, and judgment on the arbitration award may be entered in any court having jurisdiction over the subject matter of the controversy.

5.02 Termination. In addition to any other remedies, THE SELLERS may on or before the closing date terminate this Agreement without liability.

(i) If any bonafide action or proceeding shall be pending against THE SELLER'S or NITAR on the closing date that could result in an unfavorable judgment, decree, or order that would prevent or make unlawful the carrying out of this Agreement or if any agency of the federal or of any state government shall have objected at or before the closing date to the acquisition of Connect Education Systems Inc. by NlTAR or to any other action required by or in connection with this Agreement;

(ii) If at the Closing The Sellers failed to do all things required to be completed pursuant to the terms of this agreement.

5.03 Indemnification. The Parties, jointly and severally agree to indemnity the other against all actual losses, damages and expenses caused by

(i) any material breach of this Agreement or any material misrepresentation contained herein or

(ii) any misstatement of a material fact or omission to state a material fact required being stated herein or necessary to make the statements herein not misleading.


ARTICLE VI

MISCELLANEOUS

6.01 Captions and Headings. The Article and paragraph headings throughout this Agreement are for convenience and reference only, and shall in no way be deemed to define, limit, or add to the meaning of any provision of this Agreement.

6.02 No Oral Change. This Agreement and any provision hereof, may not be waived, changed, modified, or discharged orally, but only by an agreement in writing signed by the party against whom enforcement of any waiver, change, modification, or discharge is sought.

6.03 Non Waiver. Except as otherwise expressly provided herein, no waiver of any covenant, condition, or provision of this Agreement shall be deemed to have been made unless expressly in writing and signed by the party against whom such waiver is charged; and

(i) the failure of any party to insist in anyone or more cases upon the performance of any of the provisions, covenants, or conditions of this Agreement or to exercise any option herein contained shall not be construed as a waiver or relinquishment for the future of any such provisions, covenants, or conditions,

(ii) the acceptance of performance of anything required by this Agreement to be performed with knowledge of the breach or failure of a covenant, condition, or provision hereof shall not be deemed a waiver of such breach or failure, and

(iii) no waiver by any party of one breach by another party shall be construed as a waiver with respect to any other or subsequent breach.

6.04 Time of Essence. Time is of the essence of this Agreement and of each and every provision hereof.

6.05 Entire Agreement. This Agreement contains the entire Agreement and understanding between the parties hereto, and supersedes all prior agreements and understandings.

6.06 Counterparts. This Agreement may be executed simultaneously in one or more counterparts each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

6.07 Notices. All notices, requests, demands, and other communications under this Agreement shall be in writing and shall be deemed to have been duly given on the date of service if served personally on the party to whom notice is to be given, or on the third day after mailing if mailed to the party to whom notice is to be given, by first class mail, registered or certified postage prepaid.

6.08 Binding Effect. This Agreement shall inure to and be binding upon the heirs, executors, personal representatives, successors and assigns of each of the parties to this Agreement.

6.09 Effect of Closing. All representations, warranties, covenants, and agreements of the parties contained in this Agreement, or in any instrument, certificate, opinion, or other writing provided for in it, shall be true and correct as of the closing and shall, survive the closing of this Agreement.

6.10 Mutual Cooperation. The parties hereto shall cooperate with each other to achieve the purpose of this Agreement, and shall execute such other and further documents and take such other and further actions as may be necessary or convenient to effect the transaction described herein.

6.11 The Seller hereby acknowledges that with the exception of those certificates to be transferred to NITAR, no stock certificates have been issued to the other shareholders (a list of those entitled to same having been kept in book entry form). The Sellers further acknowledges its obligation to prepare and transfer all certificates to NITAR at the Closing.

Submitted and received this 12th day of January, 2005.


The Seller

Jorge Luiz Liausu Cavalcanti
President


NITAR TECH CORP.

Luiz O. Brasil, President
Authorized to bind the company

                             DISTRIBUTION AGREEMENT


Between:

Nitar Tech, Corp.
3950 Worthview Place
Mississauga, Ontario L5N 6S7
                                              (hereinafter referred as ("Nitar")

and

Choozmail lnfonet Pvt. Ltd.
3 pratapkunj Society, Vasna,
Opp. Sarkhej Road Post Office,
Ahmedabad-380007. Guj India
                                    (hereinafter referred as ("choozmail Pvt. ")

This Agreement made this 15th day of November, 2004, between choozmail Infonet Pvt. Ltd. and having its registered office at 3 pratapkunj Society, Vasna, Opp. Sarkhej Road Post Office, Ahmedabad-380007. Guj India. (hereinafter referred to as (Choozmail Pvt.). and Nitar Tech, Corp. with its head office located at 3950 Worthview Place, Mississauga, Ontario L5N 687. Any Expressions shall unless repugnant to the context or meaning hereof be deemed to mean and include their Directors, Successors and Assigns.

WHEREAS Nitar has agreed to grant choozmail Pvt. Distribution Rights for ("Choozmail") and all future products developed by Nitar for the market in India.

WHEARES Nitar and choozmail Pvt. are desirous of entering into this Agreement to achieve the above objective.

NOW THEREFORE, Nitar and choozmail Pvt. for the consideration hereinafter agree as follows:

1. EXCLUSIVE AREA FOR DISTRIBUTION:

NITAR grants choozmail Pvt. the Exclusive Distribution Rights to market, distribute, and service the products developed and supplied by NITAR as stated above in paragraph two of this Agreement.

1.2 NITAR agrees to allow choozmail Pvt. to appoint sub-agent(s), sub-distributor(s) in any area on terms established by choozmail Pvt. in India.

NITAR agrees not to appoint other distributors, sale, and or marketing agents and do any other transaction or business connected directly or indirectly with said business of any products covered by this Agreement without the written consent of choozmail Pvt.

2. PERIOD OF AGREEMENT:

2.1 choozmail Pvt is granted the Distribution Rights for a period of Three (3) Years from the date of the execution of this Agreement and unless terminated is automatically renewed without term.

3. CONDITION OF EXCLUSIVITY:

3.1 To maintain exclusivity choozmail Pvt agrees to enroll a minimum of new subscribers in India each year for a period of three years.

3.2 In the event that choozmail Pvt. does not enroll the minimum subscribers as stated in 3.1 choozmail Pvt at the option of Nitar could lose said exclusivity.

4. PUBLICITY:

4.1 choozmail Pvt agrees to outline the marketing strategy with Nitar on a continuous base.

4.2 NITAR agrees to provide brochures and supporting information at current published costs to the Licensed holder for publicity related matters on its products in the English foreign language as required and agreed upon both the parties.

4.3 If necessary to evaluate marketing campaigns for

5. CONFIDENTIALITY:

5.1 choozmail Pvt. agrees to maintain full confidentiality of the information related to technical information, marketing information and related documents for the Products provided by NITAR for the purpose of performing this Agreement.

5.2 Documents given to choozmail Pvt. to perform the Marketing are the property of NITAR and choozmail Pvt. agrees to return said drawings and documents as stated in 5.1 to NITAR on the termination of this Agreement.

5.3 In the event of the termination of this Agreement choozmail Pvt. agrees not to manufacture or caused to be reproduced the Products forming a part of this Agreement.

6. NON-COMPETITION:

6.1 choozmail Pvt. agrees not to deal directly or indirectly or in any manner whatsoever for the marketing of goods and concepts which could compete with those of Nitar.

7. DISTRIBUTOR PRODUCT:

NITAR agrees to provide choozmail Pvt. the products "Choozmail". Residential and Commercial.

8. DISTRIBUTOR COST:

8.1 NITAR agrees to supply choozmail Pvt. with the "Choozmail" programs based on the product costs and services as detailed in SCHEDULE "A" attached hereto and forming a part of this Agreement.

9. TECHNICAL SUPPORT & WARRANTY:

9.1 choozmail Pvt. agrees not to give any warranty to their customers or the buyers of said Products other then the standard warranty given by Nitar.

9.2 choozmail Pvt. assumes sole responsibility to provide Online Technical Support to the customer during the subscription period unless otherwise agreed upon in writing and signed by both parties of this agreement as an amendment to this Agreement.

9.3 choozmail Pvt. Holds Nitar harmless against any and all legal actions, infringement of government laws, and NITAR assumes no responsibility to pay for any legal cost, judgments, or levees against choozmail Pvt. and or NITAR that choozmail Pvt. may face in order to perform choozmail Pvt.'s obligations under this Agreement.

10. TERMINATION:

10.1 This Agreement is subject to modification if choozmail Pvt. is unable to sell the products as stated in Clause 3. Condition Of
Exclusivity.

10.2 In the event of breach of this Agreement including any Schedules attached herein by either party to this Agreement, could be cause for cancellation of this Agreement at the discretion of the both parties.

11. NOTICES:

11.1 Any notices, document or other communication required to be given hereunder shall be in writing and shall have adequate postage paid given if sent by prepaid Registered Mail,

BY NITAR ADDRESSED TO;

Choozmail lnfonet Pvt. Ltd.
3 pratapkunj Society, Vasna,
Opp. Sarkhej Road Post Office,
Ahmedabad-380007. Guj India.

BY CHOOZMAIL PVT. ADDRESSED TO;

Nitar Systems Inc.
3950 Worthview Place
Mississauga, Ontario, L5N 6S7

Each of the parties of the foregoing shall be entitled to specify a different address by giving notice as aforesaid to the other. Any such notice shall be deemed to have been given on the 7th business day following such mailing.

12. SETTLEMENT OF DISPUTES:

12.1 This Agreement shall be deemed to be an Agreement made in The Province Of Ontario, Canada, and shall be construed and given effect to in accordance with the laws of The Province Of Ontario, Canada, and any dispute or difference at any time arising between the parties hereto to the construction, meaning or effect hereof or and any clause, matter or thing herein contained or as to the rights and liabilities of the parties hereunder shall be referred only to the courts of Mississauga, Ontario Canada.

13. APPLICABILITY OF LAWS:

13.1 This Agreement shall be subject to Province of Ontario jurisdiction, and Canadian laws.

14. RATIFICATION:

Both the parties agreed to sign separate Agreement on the same terms and conditions if necessary and required to comply with local laws for choozmail Pvt. to conduct business under this Agreement in any other country out of Canada. In the event term of any of the terms of this Agreement is not in compliance with current laws or changed laws, both the parties agreed to rephrase that term only.

15. GENERAL:

15.1 The legal deficiency of one clause of this Agreement does not affect the validity of the other clauses. In such a case each party to the contract has a right to negotiate a new clause replacing the one having become inefficient.

15.2 The captions in the Agreement are for convenience only and shall not define or limit any of the terms hereof.

By execution hereof the Authorized Signers hereby certify that they have read this Agreement including Schedule "A" attached hereto, and that they are duly authorized to execute this Agreement on behalf of the companies entering into this Agreement.

AGREED AND ACCEPTED this on November 16th, 2004,


Nitar Systems Inc.                                   Choozmail Infonet Pvt. Ltd.


Per: /s/ LUIS BRASIL                                 Per:  /s/
     ---------------
Luis Brasil, President                               Kashyap Bahatt,President

                                  SCHEDULE "A"

The Product Distributor cost for "Choozmail" Residential and "Choozmail" Commercial as established by NITAR to Choozmail lnfonet Pvt. Ltd. shall include in the price all of the following:

Subscription cost for one year.
Costs related to the Hardware Requirements, Maintenance and Connection costs. Software Maintenance.
Product Development Costs.
Profit.

"Choozmail" Residential Retail Price $20.00     Distributors Cost Discounted 25%
"choozmail" Commercial Retail Price $32.95      Distributors Cost Discounted 25%

                      VALUE ADDED RETAIL LICENSE AGREEMENT


THIS AGREEMENT is made and effective the 1st day of July, 2004 by and between

LABTECH SYSTEMS INC. hereinafter referred to as "LABTECH" with offices located at 3950 Worthview Place, Mississauga, Ontario, Canada L5N 6S7 has developed new technology marketed as "choozmail" represented by United States Patent Application Number 605022135, hereinafter referred to as "choozmail".

And

CONECTE EDUCCAO., hereinafter referred to as "THE LlCENSEE" with offices located at Rua Mar Vermelho, 488, Barueri, Sao Paulo for the purpose of obtaining the License for the exclusive Distribution of "choozmail" as detailed herein.

WHEREAS, LABTECH SYSTEMS INC., represents and warrants that LABTECH is the Sole and Exclusive owner of the entire Rights, Title, Patents Pending and Interest in and for the technology entitled "choozmail".

AND WHEREAS, LABTECH further represents and warrants that they have the right to enter into this Agreement, and that there are no outstanding assignments, written, oral or implied,

AND WHEREAS, LABTECH further represents that they are not aware of any third party claims that would prevent the Licensees from fully marketing "choozmail".

AND WHEREAS, THE LICENSEE desires to obtain the EXCLUSIVE LICENSE for a period of One Year renewable each year thereafter as detailed in paragraph 3. Herein, for consideration under said Patent Applications to market the product so long as the Terms and Conditions are met.

AND WHEREAS, LABTECH and THE LICENSEE both represent and warrant each to the other and to any other interested parties that they are not related and that they are dealing independently each with the other at arms length in a bona fide open and fair market negotiation.

NOW, THEREFORE, for good and valuable consideration, the receipt and sufficiency of which is hereby acknowledged by each of the parties and for the mutual covenants hereby set forth,

IT IS MUTUALLY AGREED AS FOLLOWS:

1. DEFINITIONS:

As used herein, the following additional definitions shall apply:

(i). "Licensees" shall include any and all Sublicenses of Licensee. The covenants and obligations hereunder taken apply not only to Licensees, but also to any and all Sublicenses if so granted by Licensor.

(ii). "Technical Knowledge" shall mean proprietary information, trademark secrets, know-how, engineering data and any other information in the possession of LABTECH the Licensor. The Licensees or their Directors, Employees and/or agents nominated retailers of the product. This includes the use of the process all or part of which may be necessary to enable the Licensees to operate and/or market the technology pursuant to this Licensees Agreement to a standard and quality of the product. This knowledge will always remain the property of LABTECH.

(iii). "Substantial Infringement" means an infringement of the use of the technology, trade secrets, circumvention covering the and/or the said patent(s) by a third party in a specified territory or from outside the specified territory.

AGREEMENTS, WHETHER ORAL OR WRITTEN AND ANY PRIOR AGREEMENTS ARE HEREBY CONSIDERED NULL AND VOID.


AGREED AND ACCEPTED as of this 1st day of July, 2004.

Conecte Educacao.                         Labtech Systems Inc.
--------------------------------------    --------------------------------------

/S/ JORGE LUIZ LIAUSU CAVALCANTI          /S/ LUIZ BRASIL
--------------------------------------    --------------------------------------
Signature of Authorized Representative    Signature of Authorized Representative

Jorge Luiz Liausu Cavalcanti              Luis Brasil
--------------------------------------    --------------------------------------
Name of Authorized Representative         Name of Authorized Representative

Director                                  Director
--------------------------------------    --------------------------------------
Title of Authorized Representative        Title of Authorized Representative

July 1st, 2004                            July 1st, 2004
--------------------------------------    --------------------------------------
Date                                      Date

                                  SCHEDULE "A"


All costs stated in US Dollars - applicable taxes not included.

                     Covered by this         MSRP         VAR Pre-purchase
Number of units         Agreement          per unit       Price per unit #
---------------         ---------          --------      ----------------
1 - 75,000 units           x              $ 39.95           $ 29.95 #
75,000 - 150,000 units     x              $ 39.95           $ 28.95 #
150,001 units and up       x              $ 39.95           $ 28.45 #


As stated in paragraph 3. (i) of this Agreement, the Term of this Agreement is Three years from date of commencement.

# Rebate may apply depending on market conditions and sales volume.

LABTECH SYSTEMS INC.
3950 Worthview Pl., Unit # 2
Mississauga, Ontario L5N 6S7
CANADA
(905) 824 5306

                SERVICE AGREEMENT FOR LABTECH SYSTEM'S CHOOZMAIL             VAR

Date:                March 16, 2005
Service Provider:    Labtech Systems Inc., a wholly owned division of
                        NITAR Tech. Corp.
                     3950 Worthview Place, Mississauga, Ontario, Canada L5N 6S7
Product:             choozmail
Purchaser:           Jim Shilale

--------------------------------------------------------------------------------

This is a Service Agreement (the "Agreement") by and between Labtech Systems Inc. (LS) and Jim Shilale (Company) for the exclusive rights to sell and distribute choozmail as a registered and licensed VAR in the Northeast area in the United States of America.

1.   SERVICES AND FEES

     LS agrees to provide Company choozmail described on Schedule A and Company agrees to pay the fees stated ($29,95) on Schedule A. Company will be responsible for the marketing and selling of the choozmail product and Services in the agreed to exclusive area. Company agrees to provide sufficient staff to represent choozmail in the aforementioned area. Company agrees to inform LS of all acquisition plans in the event there is a potential crossover into other areas where specific exclusivity rights of other VARs may be inadvertently infringed upon. The decision of LS in these matters is final.

2.   SERVICE DELIVERY

- LS will provide the Company with pre-paid choozmail cards each with unique codes in bulk as described on Schedule A or an alternative means of registration.

- Any requests by Company for the acquisition of additional Services and/or the reconfiguration of existing and/or new data, other than that contemplated above shall be billed to Company based on LS's rates of US$ 75.00/hour plus reasonable travel expenses and per diem if deemed necessary. LS shall require Company to enter into and sign a separate Service Agreement with LS.

3.   PAYMENT

- Upon execution of this Agreement by Company, Company agrees to pay LS 50% of each pre-purchased unit upon delivery by LS. Upon receipt of initial pre-paid order, all goods will be delivered to Company with 30 days. Company agrees to pay LS net 30 days all balances for each and every order.

-    Schedule A is expressed in US dollars.

- All rates as quoted in Schedule A will remain in effect for a full 12 months commencing with the signing of this agreement.

4.   OWNERSHIP

- Ownership of the Proprietary Software (Plug-in) and Hardware shall at all times remain with LS and Company shall not have any right, title or ownership interest with these plug-in options.

- Company acknowledges and agrees that LS's Hardware and Proprietary Software contain proprietary information, which is of value to LS. Company covenants that it shall not reverse engineer or tamper in any way with LS's Hardware and/or Proprietary Software, nor counsel, procure or assist anyone else to do the same.

5.   PRODUCT MARKING

- Company acknowledges that LS's Hardware will contain both LS's Trademark Notice, denoting LS's exclusive right, title and interest in and a notice of property ownership. Company agrees that it shall not remove, destroy, alter or cover up LS's Trademark Notice or property notice, nor counsel, procure or assist anyone else to do the same.

-    Company has the right to use LS's Trademark for the following purposes:

     -    Promotional material
     -    Advertising activities
     -    Product placement opportunities
     -    Presentation materials

- Company will review all proposed uses of the Trademark with Nitar/LS prior to commencement of the above activities.

6.   PERFORMANCE

- Company acknowledges that a minimum of 75,000 units/subscriptions will be purchased/sold in the12 month period commencing with the beginning of this Agreement. In the event this benchmark is not attained, LS reserves the right to reconsider the exclusive arrangement in the aforementioned category for the next term of a new agreement.

LABTECH SYSTEMS INC.
3950 Worthview PI., Unit # 2
Mississauga, Ontario L5N 6S7
CANADA
(905) 824 5306


7.   SUPPORT

- LS shall perform all first level technical support required during delivery and answer all reasonable questions that Company may have regarding the use and support of choozmail and any/all applicable LS Services.

- While LS is not required to provide any other support, Company may request, at its sole option for LS to provide, at its sole discretion, any and all technical support and Company shall pay to LS the rates and fees of US $ 75.00/hour.

- If such support is required to be delivered in the field, Company shall pay for LS's reasonable travel, per diem subsistence and other expenses where such have not already been provided by Company.

- LS shall submit an invoice for any support provided to Company that LS is entitled to charge for and any permitted expenses incurred which company will agree to pay LS net 30 days.

8.   MAINTENANCE

- During the Term, LS shall use reasonable efforts to correct any Hardware and/or Proprietary Software malfunctions identified by Company which can be repeated by LS, provided however that under no circumstances does LS warrant or represent that all errors can or will be found or corrected.

9.   LIMITATION OF LIABILITY

- Under no circumstances shall LS, its shareholders, directors, officers, employees, agents or persons for whom LS is responsible for at law, be liable for any incidental, special, indirect, direct or consequential damages or loss of profits, interruption of business or related expenses incurred by Company which may arise out of the use of the hardware and proprietary software, whether or not LS was told of the possibility of such damage or injury and including but not limited to those resulting from defects in the hardware and proprietary software or loss or inaccuracy of data of any kind. In any case, LS shall not be liable for any amount in excess of the amounts LS has been paid during the preceding twelve (12) months.

- LS shall not be liable to Company for any delay or failure in the performance of this Agreement or for loss or damage of any nature whatsoever suffered by Company due to disruption or unavailability of communication facilities, utility or Internet service provider failure, acts of war, unavailability of energy sources or any other causes beyond LS's reasonable control.

10.  TERM AND TERMINATION

- This Agreement will commence upon execution and shall continue until terminated.

- Either party may agree to renew this Agreement within 60 days written notice of the anniversary date of this Agreement.

- In the event that either party declines to offer an option for renewal, written notice must be submitted within 60 days of the Agreement's anniversary date.

- In the event that Agreement is not renewed, LS agrees to continue remuneration for any and all renewals to Company for as long as LS offers and supports choozmail - unless termination of Agreement is due to improper conduct by Company that cannot be resolved by both parties within 45 days of notice of intent not to renew. In the event this leads to legal action by either party, all renewal remuneration for Company, per any current Agreement, will be placed in escrow until such time as mutual agreement is reached by LS and Company.

-    Within ten (10) days after termination of this Agreement, Company shall:

     - Return any and all applicable hardware, proprietary software obtained from LS as a result of this Agreement to LS.

     - Pay any and all outstanding fees and expenses incurred by LS in fulfilling any support requested by Company.

- LS and Company agree that, with 30 days notice and within the term of this agreement, this agreement may be assigned to a mutually approved company who will assume all liabilities of Company upon assignation of ownership and all obligations.

--------------------------------------------------------------------------------

If this agreement is acceptable, please sign below.

Jim Shilale                               Labtech Systems Inc.

/s/ JAMES SHILALE                         /S/ RICHARD DOYLE
--------------------------------------    --------------------------------------
Signature of Authorized Representative    Signature of Authorized Representative

James Shilale                             Richard Doyle
--------------------------------------    --------------------------------------
Name of Authorized Representative         Name of Authorized Representative

                                          Director Sales
--------------------------------------    --------------------------------------
Title of Authorized Representative        Title of Authorized Representative

June 14, 2005                              June 14, 2005
--------------------------------------    --------------------------------------
Date                                       Date

LABTECH SYSTEMS INC.
3950 Worthview PI., Unit # 2
Mississauga, Ontario L5N 6S7
CANADA
(905) 824 5306


SCHEDULE A - FEE AND COMPENSATION SCHEDULE                                   VAR

All fees, compensation and/or commissions are stated in US Dollars - applicable taxes not included.


Number of units per       Covered by this        MSRP per        VAR Pre-purchase Price per unit
12-month period              Agreement            unit                                              Notes
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
1--75,000 units                 x             $   39.95           $ 29.95 per unit
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
75,001--150,000 units           x             $   39.95           $ 29.95 per unit and, based upon
                                                                  the MSRP at the time, plus $ 1.00
                                                                  converted to shares
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
150,001 units and up            x             $   39.95           $ 29.95 per unit and, based upon
                                                                  the MSRP at the time, plus $ 2.50
                                                                  converted to shares
----------------------------------------------------------------------------------------------------------------

As stated on the first page of this Agreement, the term of this Agreement is for a period of no less than one year (________).

In the event that future agreements are entered into between LS and Company, the following table will show the planned remuneration Schedule commencing with the second, 12-monlh Agreement with Company:


-------------------------------------------------------------------------------------------------------------------

Number of units per     Covered by this         MSRP per       VAR Pre-purchase Price per unit
12-month period           Agreement              unit                                                 Notes
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

1   75,000 (NEW)          x                   $  39.95        $  29.95 per unit and, based upon the
units++                                                          MSRP at the time, plus $ 1.00
                                                                 converted to shares
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
75,001 (new) units and    x                   $  39.95        $  29.95 per unit and, based upon the
up++                                                             MSRP at the time, plus $ 2.50
                                                                 converted to shares
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
1   75,000 (RENEWAL)      x                   $  39-95        $  29.95 per unit and, based upon the
unitso                                                            MSRP at the time, plus $ 1.00
                                                                 converted to shares
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
75,001 (RENEWAL) units    x                   $  39.95        $  29.95 per unit and, based upon the
and up*                                                          MSRP at the time, plus $ 2.50
                                                                 converted to shares
-------------------------------------------------------------------------------------------------------------------

++ Brand new subscriptions only .

* Subscription renewals only.

LABTECH SYSTEMS INC.
3950 Worthview Pl., Unit # 2
Mississauga, Ontario L5N 6S7
CANADA
(905) 824 5306

SERVICE AGREEMENT FOR LABTECH SYSTEM'S CHOOZMAIL

VAR

Date:              March 16, 2005
Service Provider:  Labtech Systems Inc., a wholly owned division of
                        NITAR Tech. Corp.
                   3950 Worthview Place, Mississauga, Ontario, Canada L5N 6S7
Product:           choozmail
Purchaser:         Cary Rogers

This is a Service Agreement (the "Agreement") by and between Labtech Systems Inc. (LS) and Cary Rogers (Company) for the exclusive rights to sell and distribute choozmail as a registered and licensed VAR as per Schedule "B" area in the United States of America.

1.   SERVICES AND FEES

     LS agrees to provide Company choozmail described on Schedule A and Company agrees to pay the fees stated ($29,95) on Schedule A. Company will be responsible for the marketing and selling of the choozmail product and Services in the agreed to exclusive area. Company agrees to provide sufficient staff to represent choozmail in the aforementioned area. Company agrees to inform LS of all acquisition plans in the event there is a potential crossover into other areas where specific exclusivity rights of other VARs may be inadvertently infringed upon. The decision of LS in these matters is final.

2.   SERVICE DELIVERY

- LS will provide the Company with pre-paid choozmail cards each with unique codes in bulk as described on Schedule A or an alternative means of registration.

- Any requests by Company for the acquisition of additional Services and/or the reconfiguration of existing and/or new data, other than that contemplated above shall be billed to Company based on LS's rates of US$ 75.00/hour plus reasonable travel expenses and per diem if deemed necessary. LS shall require Company to enter into and sign a separate Service Agreement with LS.

3.   PAYMENT

- Upon execution of this Agreement by Company, Company agrees to pay LS 50% of each pre-purchased unit upon delivery by LS. Upon receipt of initial pre-paid order, all goods will be delivered to Company with 30 days. Company agrees to pay LS net 30 days all balances for each and every order.

-    Schedule A is expressed in US dollars.

- All rates as quoted in Schedule A will remain in effect for a full 12 months commencing with the signing of this agreement.

4.   OWNERSHIP

- Ownership of the Proprietary Software (Plug-in) and Hardware shall at all times remain with LS and Company shall not have any right, title or ownership interest with these plug-in options.

- Company acknowledges and agrees that LS's Hardware and Proprietary Software contain proprietary information, which is of value to LS. Company covenants that it shall not reverse engineer or tamper in any way with LS's Hardware and/or Proprietary Software, nor counsel, procure or assist anyone else to do the same.

5.   PRODUCT MARKING

- Company acknowledges that LS's Hardware will contain both LS's Trademark Notice, denoting LS's exclusive right, title and interest in and a notice of property ownership. Company agrees that it shall not remove, destroy, alter or cover up LS's Trademark Notice or property notice, nor counsel, procure or assist anyone else to do the same.

-    Company has the right to use LS's Trademark for the following purposes:

     -    Promotional material - Advertising activities
     -    Product placement opportunities
     -    Presentation materials

- Company will review all proposed uses of the Trademark with Nitar/LS prior to commencement of the above activities.

6.   PERFORMANCE

- Company acknowledges that a minimum of 75,000 units/subscriptions will be purchased/sold in the12 month period commencing with the beginning of this Agreement. In the event this benchmark is not attained, LS reserves the right to reconsider the exclusive arrangement in the aforementioned category for the next term of a new agreement.

LABTECH SYSTEMS INC.
3950 Worthview PI., Unit # 2
Mississauga, Ontario L5N 6S7
CANADA
(905) 824 5306


7.   SUPPORT

- LS shall perform all first level technical support required during delivery and answer all reasonable questions that Company may have regarding the use and support of choozmail and any/all applicable LS Services.

- While LS is not required to provide any other support, Company may request, at its sole option for LS to provide, at its sole discretion, any and all technical support and Company shall pay to LS the rates and fees of US $ 75.00/hour.

- If such support is required to be delivered in the field, Company shall pay for LS's reasonable travel, per diem subsistence and other expenses where such have not already been provided by Company.

- LS shall submit an invoice for any support provided to Company that LS is entitled to charge for and any permitted expenses incurred which company will agree to pay LS net 30 days.

8.   MAINTENANCE

- During the Term, LS shall use reasonable efforts to correct any Hardware and/or Proprietary Software malfunctions identified by Company which can be repeated by LS, provided however that under no circumstances does LS warrant or represent that all errors can or will be found or corrected.

9.   LIMITATION OF LIABILITY

- Under no circumstances shall LS, its shareholders, directors, officers, employees, agents or persons for whom LS is responsible for at law, be liable for any incidental, special, indirect, direct or consequential damages or loss of profits, interruption of business or related expenses incurred by Company which may arise out of the use of the hardware and proprietary software, whether or not LS was told of the possibility of such damage or injury and including but not limited to those resulting from defects in the hardware and proprietary software or loss or inaccuracy of data of any kind. In any case, LS shall not be liable for any amount in excess of the amounts LS has been paid during the preceding twelve (12) months.

- LS shall not be liable to Company for any delay or failure in the performance of this Agreement or for loss or damage of any nature whatsoever suffered by Company due to disruption or unavailability of communication facilities, utility or Internet service provider failure, acts of war, unavailability of energy sources or any other causes beyond LS's reasonable control.

10.  TERM AND TERMINATION

- This Agreement will commence upon execution and shall continue until terminated.

- Either party may agree to renew this Agreement within 60 days written notice of the anniversary date of this Agreement.

- In the event that either party declines to offer an option for renewal, written notice must be submitted within 60 days of the Agreement's anniversary date.

- In the event that Agreement is not renewed, LS agrees to continue remuneration for any and all renewals to Company for as long as LS offers and supports choozmail - unless termination of Agreement is due to improper conduct by Company that cannot be resolved by both parties within 45 days of notice of intent not to renew. In the event this leads to legal action by either party, all renewal remuneration for Company, per any current Agreement, will be placed in escrow until such time as mutual agreement is reached by LS and Company.

-    Within ten (10) days after termination of this Agreement, Company shall:

     - Return any and all applicable hardware, proprietary software obtained from LS as a result of this Agreement to LS.

     - Pay any and all outstanding fees and expenses incurred by LS in fulfilling any support requested by Company.

- LS and Company agree that, with 30 days notice and within the term of this agreement, this agreement may be assigned to a mutually approved company who will assume all liabilities of Company upon assignation of ownership and all obligations.

--------------------------------------------------------------------------------

If this agreement is acceptable, please sign below.

Cary Rogers                               Labtech Systems Inc.

/s/ CARY ROGERS                           /S/ RICHARD DOYLE
--------------------------------------    --------------------------------------
Signature of Authorized Representative    Signature of Authorized Representative

Cary Rogers                               Richard Doyle
--------------------------------------    --------------------------------------
Name of Authorized Representative         Name of Authorized Representative

Principal                                 Director Sales North America
--------------------------------------    --------------------------------------
Title of Authorized Representative        Title of Authorized Representative

April 5, 2005                             April 5, 2005
--------------------------------------    --------------------------------------
Date                                      Date

 GRAPHIC OMITTED][GRAPHIC OMITTED]
Schedule A - Fee and Compensation Schedule

VAR

All fees, compensation and/or commissions are stated in US Dollars - applicable taxes not included.


Number of units per       Covered by this        MSRP per        VAR Pre-purchase Price per unit
12-month period           Agreement              unit                                              Notes
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

1  75,000 units           x                  $   39.95           $ 29.95 per unit
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
75,001    150,000 units   x                  $   39.95           $ 29.95 per unit and, based upon
                                                                 the MSRP at the time, plus $ 1.00
                                                                 converted to shares
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
150,001 units and up      x                  $   39.95           $ 29.95 per unit and, based upon
                                                                 the MSRP at the time, plus $ 2.50
                                                                 converted to shares
----------------------------------------------------------------------------------------------------------------

As stated on the first page of this Agreement, the term of this Agreement is for a period of no less than one year (________).

In the event that future agreements are entered into between LS and Company, the following table will show the planned remuneration Schedule commencing with the second, 12-monlh Agreement with Company:


-------------------------------------------------------------------------------------------------------------------

Number of units per       Covered by this         MSRP per       VAR Pre-purchase Price per unit
12-month period           Agreement              unit                                                 Notes
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
1   75,000 (NEW)          x                   $  39.95        $  29.95 per unit and, based upon the
units++                                                          MSRP at the time, plus $ 1.00
                                                                 converted to shares
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
75,001 (new) units and    x                   $  39.95        $  29.95 per unit and, based upon the
up++                                                             MSRP at the time, plus $ 2.50
                                                                 converted to shares
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
1   75,000 (RENEWAL)      x                   $  39-95        $  29.95 per unit and, based upon the
unitso                                                            MSRP at the time, plus $ 1.00
                                                                 converted to shares
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
75,001 (RENEWAL) units    x                   $  39.95        $  29.95 per unit and, based upon the
and up*                                                          MSRP at the time, plus $ 2.50
                                                                 converted to shares
-------------------------------------------------------------------------------------------------------------------

++ Brand new subscriptions only .

* Subscription renewals only.

LABTECH SYSTEMS INC.
3950 Worthview Pl., Unit # 2
Mississauga, Ontario L5N 6S7
CANADA
(905) 824 5306

Service Agreement for Labtech System's choozmail

VAR

Date:               May 1, 2005
Service Provider:   Labtech Systems Inc., a wholly owned division of
                        NITAR Tech. Corp.
                    3950 Worthview Place, Mississauga, Ontario, Canada L5N 6S7
Product:            choozmail
Purchaser:          Brick Enterprises Ltd.

--------------------------------------------------------------------------------

This is a Service Agreement (the "Agreement") by and between Labtech Systems Inc. (LS) and Brick Enterprises Ltd. (Company) for the right to sell and distribute choozmail as a registered and licensed VAR in the Country of Canada.

1.   SERVICES AND FEES

     LS agrees to provide Company choozmail described on Schedule A and Company agrees to pay the fees stated on Schedule A. Company will be responsible for the marketing and selling of the choozmail product and Services in the agreed to geographic area. Company agrees to provide sufficient staff to represent choozmail in the aforementioned geographic area. Company agrees to inform LS of all account acquisition plans (Schedule "B") in the event there is a potential crossover into other georgraphic areas where specific rights of other VARs may be inadvertently infringed upon. The decision of LS in these matters is final. Company also understands that Labtech reserves the right to also sell choozmail into the Canadian marketplace and that those accounts will be considered house accounts with no remuneration being paid to Company. Labtech will always first contact the Company before selling into any account to avoid conflicts.

2.   SERVICE DELIVERY

- LS will provide the Company with pre-paid choozmail cards each with unique codes in bulk as described on Schedule A or an alternative means of registration.

- Any requests by Company for the acquisition of additional Services and/or the reconfiguration of existing and/or new data, other than that contemplated above shall be billed to Company based on LS's rates of US$ 75.00/hour plus reasonable travel expenses and per diem if deemed necessary. LS shall require Company to enter into and sign a separate Service Agreement with LS.

3.   PAYMENT

- Upon execution of this Agreement by Company, Company agrees to pay LS 50% of each pre-purchased unit upon delivery by LS. Upon receipt of initial pre-paid order, all goods will be delivered to Company with 30 days. Company agrees to pay LS net 30 days all balances for each and every order.

-    Schedule A is expressed in Canadian dollars.

- All rates as quoted in Schedule A will remain in effect for a full 12 months commencing with the signing of this agreement in a timely manner.

4.   OWNERSHIP

- Ownership of the Proprietary Software (Plug-in) and Hardware shall at all times remain with LS and Company shall not have any right, title or ownership interest with these plug-in options.

- Company acknowledges and agrees that LS's Hardware and Proprietary Software contain proprietary information, which is of value to LS. Company covenants that it shall not reverse engineer or tamper in any way with LS's Hardware and/or Proprietary Software, nor counsel, procure or assist anyone else to do the same.

5. PRODUCT MARKING

- Company acknowledges that LS's Hardware will contain both LS's Trademark Notice, denoting LS's exclusive right, title and interest in and a notice of property ownership. Company agrees that it shall not remove, destroy, alter or cover up LS's Trademark Notice or property notice, nor counsel, procure or assist anyone else to do the same.

-    Company has the right to use LS's Trademark for the following purposes:

     -    Promotional material
     -    Advertising activities
     -    Product placement opportunities
     -    Presentation materials

- Company will review all proposed uses of the Trademark with Nitar/LS prior to commencement of the above activities.

6.   PERFORMANCE

- Company acknowledges that a minimum of 75,000 units/subscriptions will be purchased/sold in the12 month period commencing with the beginning of this Agreement. In the event this benchmark is not attained, LS reserves the right to reconsider the exclusive arrangement in the aforementioned category for the next term of a new agreement.

LABTECH SYSTEMS INC.
3950 Worthview PI., Unit # 2
Mississauga, Ontario L5N 6S7
CANADA
(905) 824 5306


7.   SUPPORT

- LS shall perform all first level technical support required during delivery and answer all reasonable questions that Company may have regarding the use and support of choozmail and any/all applicable LS Services.

- While LS is not required to provide any other support, Company may request, at its sole option for LS to provide, at its sole discretion, any and all technical support and Company shall pay to LS the rates and fees of US $ 75.00/hour.

- If such support is required to be delivered in the field, Company shall pay for LS's reasonable travel, per diem subsistence and other expenses where such have not already been provided by Company.

- LS shall submit an invoice for any support provided to Company that LS is entitled to charge for and any permitted expenses incurred which company will agree to pay LS net 30 days.

8.   MAINTENANCE

- During the Term, LS shall use reasonable efforts to correct any Hardware and/or Proprietary Software malfunctions identified by Company which can be repeated by LS, provided however that under no circumstances does LS warrant or represent that all errors can or will be found or corrected.

9. LIMITATION OF LIABILITY

- Under no circumstances shall LS, its shareholders, directors, officers, employees, agents or persons for whom LS is responsible for at law, be liable for any incidental, special, indirect, direct or consequential damages or loss of profits, interruption of business or related expenses incurred by Company which may arise out of the use of the hardware and proprietary software, whether or not LS was told of the possibility of such damage or injury and including but not limited to those resulting from defects in the hardware and proprietary software or loss or inaccuracy of data of any kind. In any case, LS shall not be liable for any amount in excess of the amounts LS has been paid during the preceding twelve (12) months.

- LS shall not be liable to Company for any delay or failure in the performance of this Agreement or for loss or damage of any nature whatsoever suffered by Company due to disruption or unavailability of communication facilities, utility or Internet service provider failure, acts of war, unavailability of energy sources or any other causes beyond LS's reasonable control.

10.  TERM AND TERMINATION

- This Agreement will commence upon execution and shall continue until terminated.

- Either party may agree to renew this Agreement within 60 days written notice of the anniversary date of this Agreement.

- In the event that either party declines to offer an option for renewal, written notice must be submitted within 60 days of the Agreement's anniversary date.

- In the event that Agreement is not renewed, LS agrees to continue remuneration for any and all renewals to Company for as long as LS offers and supports choozmail - unless termination of Agreement is due to improper conduct by Company that cannot be resolved by both parties within 45 days of notice of intent not to renew. In the event this leads to legal action by either party, all renewal remuneration for Company, per any current Agreement, will be placed in escrow until such time as mutual agreement is reached by LS and Company.

-    Within ten (10) days after termination of this Agreement, Company shall:

     - Return any and all applicable hardware, proprietary software obtained from LS as a result of this Agreement to LS.

     - Pay any and all outstanding fees and expenses incurred by LS in fulfilling any support requested by Company.

- LS and Company agree that, with 30 days notice and within the term of this agreement, this agreement may be assigned to a mutually approved company who will assume all liabilities of Company upon assignation of ownership and all obligations.

--------------------------------------------------------------------------------

If this agreement is acceptable, please sign below.

Brick Enterprises Ltd.                    Labtech Systems Inc.

/S/ WILLIAM R.H. xxxxxxx                  /S/ RICHARD DOYLE
--------------------------------------    --------------------------------------
Signature of Authorized Representative    Signature of Authorized Representative

William R.H. XXXXXXXXXXXX                 Richard Doyle
--------------------------------------    --------------------------------------
Name of Authorized Representative         Name of Authorized Representative

President                                 Director Sales North America
--------------------------------------    --------------------------------------
Title of Authorized Representative        Title of Authorized Representative

April 30, 2005                            April 30, 2005
--------------------------------------    --------------------------------------
Date                                      Date

 GRAPHIC OMITTED][GRAPHIC OMITTED]
Schedule A - Fee and Compensation Schedule

VAR

All fees, compensation and/or commissions are stated in US Dollars - applicable taxes not included.


Number of units per       Covered by this        MSRP per        VAR Pre-purchase Price per unit
12-month period           Agreement              unit                                              Notes
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
1  75,000 units           x                  $   39.95           $ 29.95 per unit
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
75,001    150,000 units   x                  $   39.95           $ 29.95 per unit and, based upon
                                                                 the MSRP at the time, plus $ 1.00
                                                                 converted to shares
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
150,001 units and up      x                  $   39.95           $ 29.95 per unit and, based upon
                                                                 the MSRP at the time, plus $ 2.50
                                                                 converted to shares
----------------------------------------------------------------------------------------------------------------

As stated on the first page of this Agreement, the term of this Agreement is for a period of no less than one year (________).

In the event that future agreements are entered into between LS and Company, the following table will show the planned remuneration Schedule commencing with the second, 12-monlh Agreement with Company:


-------------------------------------------------------------------------------------------------------------------
                          Covered by this         MSRP per       VAR Pre-purchase Price per unit
Number of units per
12-month period           Agreement              unit                                                 Notes
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
1   75,000 (NEW)          x                   $  39.95        $  29.95 per unit and, based upon the
units++                                                          MSRP at the time, plus $ 1.00
                                                                 converted to shares
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
75,001 (new) units and    x                   $  39.95        $  29.95 per unit and, based upon the
up++                                                             MSRP at the time, plus $ 2.50
                                                                 converted to shares
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
1   75,000 (RENEWAL)      x                   $  39-95        $  29.95 per unit and, based upon the
unitso                                                            MSRP at the time, plus $ 1.00
                                                                 converted to shares
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
75,001 (RENEWAL) units    x                   $  39.95        $  29.95 per unit and, based upon the
and up*                                                          MSRP at the time, plus $ 2.50
                                                                 converted to shares
-------------------------------------------------------------------------------------------------------------------

++ Brand new subscriptions only .

* Subscription renewals only.

LABTECH SYSTEMS INC.
3950 Worthview Pl., Unit # 2
Mississauga, Ontario L5N 6S7
CANADA
(905) 824 5306

SERVICE AGREEMENT FOR LABTECH SYSTEM'S CHOOZMAIL                             VAR

Date:               June 20, 2005
Service Provider:   Labtech Systems Inc., a wholly owned division of
                        NITAR Tech. Corp.
                    3950 Worthview Place, Mississauga, Ontario, Canada L5N 6S7
Product:            choozmail
Purchaser:          Walter Cohan

This is a Service Agreement (the "Agreement") by and between Labtech Systems Inc. (LS) and Chip Cohan (Company) for the exclusive rights to sell and distribute choozmail as a registered and licensed VAR as per Schedule "B" area in the United States of America.

1.   SERVICES AND FEES

     LS agrees to provide Company choozmail described on Schedule A and Company agrees to pay the fees stated ($29,95) on Schedule A. Company will be responsible for the marketing and selling of the choozmail product and Services in the agreed to exclusive area. Company agrees to provide sufficient staff to represent choozmail in the aforementioned area. Company agrees to inform LS of all acquisition plans in the event there is a potential crossover into other areas where specific exclusivity rights of other VARs may be inadvertently infringed upon. The decision of LS in these matters is final.

2.   SERVICE DELIVERY

- LS will provide the Company with pre-paid choozmail cards each with unique codes in bulk as described on Schedule A or an alternative means of registration.

- Any requests by Company for the acquisition of additional Services and/or the reconfiguration of existing and/or new data, other than that contemplated above shall be billed to Company based on LS's rates of US$ 75.00/hour plus reasonable travel expenses and per diem if deemed necessary. LS shall require Company to enter into and sign a separate Service Agreement with LS.

3.   PAYMENT

- Upon execution of this Agreement by Company, Company agrees to pay LS 50% of each pre-purchased unit upon delivery by LS. Upon receipt of initial pre-paid order, all goods will be delivered to Company with 30 days. Company agrees to pay LS net 30 days all balances for each and every order.

-    Schedule A is expressed in US dollars.

- All rates as quoted in Schedule A will remain in effect for a full 12 months commencing with the signing of this agreement.

4.   OWNERSHIP

- Ownership of the Proprietary Software (Plug-in) and Hardware shall at all times remain with LS and Company shall not have any right, title or ownership interest with these plug-in options.

- Company acknowledges and agrees that LS's Hardware and Proprietary Software contain proprietary information, which is of value to LS. Company covenants that it shall not reverse engineer or tamper in any way with LS's Hardware and/or Proprietary Software, nor counsel, procure or assist anyone else to do the same.

5. PRODUCT MARKING

- Company acknowledges that LS's Hardware will contain both LS's Trademark Notice, denoting LS's exclusive right, title and interest in and a notice of property ownership. Company agrees that it shall not remove, destroy, alter or cover up LS's Trademark Notice or property notice, nor counsel, procure or assist anyone else to do the same.

-    Company has the right to use LS's Trademark for the following purposes:

     -    Promotional material
     -    Advertising activities
     -    Product placement opportunities
     -    Presentation materials

- Company will review all proposed uses of the Trademark with Nitar/LS prior to commencement of the above activities.

6.   PERFORMANCE

- Company acknowledges that a minimum of 75,000 units/subscriptions will be purchased/sold in the12 month period commencing with the beginning of this Agreement. In the event this benchmark is not attained, LS reserves the right to reconsider the exclusive arrangement in the aforementioned category for the next term of a new agreement.

LABTECH SYSTEMS INC.
3950 Worthview PI., Unit # 2
Mississauga, Ontario L5N 6S7
CANADA
(905) 824 5306


7.   SUPPORT

- LS shall perform all first level technical support required during delivery and answer all reasonable questions that Company may have regarding the use and support of choozmail and any/all applicable LS Services.

- While LS is not required to provide any other support, Company may request, at its sole option for LS to provide, at its sole discretion, any and all technical support and Company shall pay to LS the rates and fees of US $ 75.00/hour.

- If such support is required to be delivered in the field, Company shall pay for LS's reasonable travel, per diem subsistence and other expenses where such have not already been provided by Company.

- LS shall submit an invoice for any support provided to Company that LS is entitled to charge for and any permitted expenses incurred which company will agree to pay LS net 30 days.

8.   MAINTENANCE

- During the Term, LS shall use reasonable efforts to correct any Hardware and/or Proprietary Software malfunctions identified by Company which can be repeated by LS, provided however that under no circumstances does LS warrant or represent that all errors can or will be found or corrected.

9.   LIMITATION OF LIABILITY

- Under no circumstances shall LS, its shareholders, directors, officers, employees, agents or persons for whom LS is responsible for at law, be liable for any incidental, special, indirect, direct or consequential damages or loss of profits, interruption of business or related expenses incurred by Company which may arise out of the use of the hardware and proprietary software, whether or not LS was told of the possibility of such damage or injury and including but not limited to those resulting from defects in the hardware and proprietary software or loss or inaccuracy of data of any kind. In any case, LS shall not be liable for any amount in excess of the amounts LS has been paid during the preceding twelve (12) months.

- LS shall not be liable to Company for any delay or failure in the performance of this Agreement or for loss or damage of any nature whatsoever suffered by Company due to disruption or unavailability of communication facilities, utility or Internet service provider failure, acts of war, unavailability of energy sources or any other causes beyond LS's reasonable control.

10.  TERM AND TERMINATION

- This Agreement will commence upon execution and shall continue until terminated.

- Either party may agree to renew this Agreement within 60 days written notice of the anniversary date of this Agreement.

- In the event that either party declines to offer an option for renewal, written notice must be submitted within 60 days of the Agreement's anniversary date.

- In the event that Agreement is not renewed, LS agrees to continue remuneration for any and all renewals to Company for as long as LS offers and supports choozmail - unless termination of Agreement is due to improper conduct by Company that cannot be resolved by both parties within 45 days of notice of intent not to renew. In the event this leads to legal action by either party, all renewal remuneration for Company, per any current Agreement, will be placed in escrow until such time as mutual agreement is reached by LS and Company.

-    Within ten (10) days after termination of this Agreement, Company shall:

     - Return any and all applicable hardware, proprietary software obtained from LS as a result of this Agreement to LS.

     - Pay any and all outstanding fees and expenses incurred by LS in fulfilling any support requested by Company.

- LS and Company agree that, with 30 days notice and within the term of this agreement, this agreement may be assigned to a mutually approved company who will assume all liabilities of Company upon assignation of ownership and all obligations.

--------------------------------------------------------------------------------

If this agreement is acceptable, please sign below.

Walter E. Cohan                           Labtech Systems Inc.

/S/ WALTER E. COHAN                       /S/ RICHARD DOYLE
--------------------------------------    --------------------------------------
Signature of Authorized Representative    Signature of Authorized Representative

Walter E. Cohan                           Richard Doyle
--------------------------------------    --------------------------------------
Name of Authorized Representative         Name of Authorized Representative

President                                 Director of Sales North America
--------------------------------------    --------------------------------------
Title of Authorized Representative        Title of Authorized Representative

July 7, 2005                              July 7, 2005
--------------------------------------    --------------------------------------
Date                                      Date

 GRAPHIC OMITTED][GRAPHIC OMITTED]
Schedule A - Fee and Compensation Schedule

VAR

All fees, compensation and/or commissions are stated in US Dollars - applicable taxes not included.


Number of units per       Covered by this        MSRP per        VAR Pre-purchase Price per unit
12-month period           Agreement              unit                                              Notes
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
1  75,000 units           x                  $   39.95           $ 29.95 per unit
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
75,001    150,000 units   x                  $   39.95           $ 29.95 per unit and, based upon
                                                                 the MSRP at the time, plus $ 1.00
                                                                 converted to shares
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
150,001 units and up      x                  $   39.95           $ 29.95 per unit and, based upon
                                                                 the MSRP at the time, plus $ 2.50
                                                                 converted to shares
----------------------------------------------------------------------------------------------------------------


As stated on the first page of this Agreement, the term of this Agreement is for a period of no less than one year (________).

In the event that future agreements are entered into between LS and Company, the following table will show the planned remuneration Schedule commencing with the second, 12-monlh Agreement with Company:


-------------------------------------------------------------------------------------------------------------------

Number of units per       Covered by this         MSRP per       VAR Pre-purchase Price per unit
12-month period           Agreement              unit                                                 Notes
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
1   75,000 (NEW)          x                   $  39.95        $  29.95 per unit and, based upon the
units++                                                          MSRP at the time, plus $ 1.00
                                                                 converted to shares
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
75,001 (new) units and    x                   $  39.95        $  29.95 per unit and, based upon the
up++                                                             MSRP at the time, plus $ 2.50
                                                                 converted to shares
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
1   75,000 (RENEWAL)      x                   $  39-95        $  29.95 per unit and, based upon the
unitso                                                            MSRP at the time, plus $ 1.00
                                                                 converted to shares
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
75,001 (RENEWAL) units    x                   $  39.95        $  29.95 per unit and, based upon the
and up*                                                          MSRP at the time, plus $ 2.50
                                                                 converted to shares
-------------------------------------------------------------------------------------------------------------------


++ Brand new subscriptions only .

* Subscription renewals only.